SEPARATE ACCOUNT NO. 49

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 49

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 49 indicated in the table below as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 49 as of December 31, 2023, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/GROWTH STRATEGY
1290 VT GAMCO SMALL COMPANY VALUE	EQ/INTERMEDIATE GOVERNMENT BOND
1290 VT SMARTBETA EQUITY ESG	EQ/INTERNATIONAL CORE MANAGED VOLATILITY
1290 VT SOCIALLY RESPONSIBLE	EQ/INTERNATIONAL EQUITY INDEX
EQ/400 MANAGED VOLATILITY	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
EQ/2000 MANAGED VOLATILITY	EQ/JANUS ENTERPRISE
EQ/AB SHORT DURATION GOVERNMENT BOND	EQ/LARGE CAP CORE MANAGED VOLATILITY
EQ/AB SMALL CAP GROWTH	EQ/LARGE CAP GROWTH INDEX
EQ/AGGRESSIVE ALLOCATION	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
EQ/AGGRESSIVE GROWTH STRATEGY	EQ/LARGE CAP VALUE INDEX
EQ/BALANCED STRATEGY	EQ/LARGE CAP VALUE MANAGED VOLATILITY
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	EQ/MID CAP INDEX
EQ/COMMON STOCK INDEX	EQ/MID CAP VALUE MANAGED VOLATILITY
EQ/CONSERVATIVE ALLOCATION	EQ/MODERATE ALLOCATION
EQ/CONSERVATIVE GROWTH STRATEGY	EQ/MODERATE GROWTH STRATEGY
EQ/CONSERVATIVE STRATEGY	EQ/MODERATE-PLUS ALLOCATION
EQ/CONSERVATIVE-PLUS ALLOCATION	EQ/MONEY MARKET
EQ/CORE BOND INDEX	EQ/QUALITY BOND PLUS
EQ/EQUITY 500 INDEX	EQ/SMALL COMPANY INDEX
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	MULTIMANAGER TECHNOLOGY
EQ/GLOBAL EQUITY MANAGED VOLATILITY

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 49 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 49 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 12, 2024

We have served as the auditor of one or more of the variable investment options of Separate Account No. 49 since 1996.

FSA-2

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$89,535,520	$680,657,889	$191,452,316	$88,927,211	$235,794,361	$352,295,590
Receivable for shares of the Portfolios sold	68,325	377,402	16,613	—	80,432	187,246
Receivable for policy-related transactions	—	—	—	45,476	—	—

Total assets	89,603,845	681,035,291	191,468,929	88,972,687	235,874,793	352,482,836

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	46,049	—	—
Payable for policy-related transactions	68,326	378,123	18,517	—	80,432	185,853

Total liabilities	68,326	378,123	18,517	46,049	80,432	185,853

Net Assets	$89,535,519	$680,657,168	$191,450,412	$88,926,638	$235,794,361	$352,296,983

Net Assets:
Accumulation unit values	$89,411,446	$680,431,302	$191,406,850	$88,791,149	$235,664,653	$351,881,261
Retained by Equitable Financial in Separate Account No. 49	124,073	225,866	43,562	135,489	129,708	415,722

Total Net Assets	$89,535,519	$680,657,168	$191,450,412	$88,926,638	$235,794,361	$352,296,983

Investments in shares of the Portfolios, at cost	$90,700,057	$682,526,546	$186,094,376	$80,917,448	$233,564,981	$351,550,901

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-3

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$373,993,609	$390,468,017	$1,865,363,534	$679,755,729	$708,121,122	$171,735,557
Receivable for shares of the Portfolios sold	60,215	—	300,441	367,536	263,397	67,930
Receivable for policy-related transactions	—	29,001	—	—	—	—

Total assets	374,053,824	390,497,018	1,865,663,975	680,123,265	708,384,519	171,803,487

Liabilities:
Payable for shares of the Portfolios purchased	—	29,000	—	—	—	—
Payable for policy-related transactions	191,187	—	301,540	287,247	263,570	68,195

Total liabilities	191,187	29,000	301,540	287,247	263,570	68,195

Net Assets	$373,862,637	$390,468,018	$1,865,362,435	$679,836,018	$708,120,949	$171,735,292

Net Assets:
Accumulation unit values	$373,672,688	$390,361,075	$1,865,161,866	$679,605,385	$707,867,257	$171,685,596
Retained by Equitable Financial in Separate Account No. 49	189,949	106,943	200,569	230,633	253,692	49,696

Total Net Assets	$373,862,637	$390,468,018	$1,865,362,435	$679,836,018	$708,120,949	$171,735,292

Investments in shares of the Portfolios, at cost	$373,487,266	$415,667,922	$2,104,071,202	$744,395,048	$713,935,500	$167,560,763

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$766,989,201	$548,242,885	$90,595,646	$48,315,471	$571,181,541	$846,005,578
Receivable for shares of the Portfolios sold	146,942	146,443	10,262	13,841	166,038	320,522

Total assets	767,136,143	548,389,328	90,605,908	48,329,312	571,347,579	846,326,100

Liabilities:
Payable for policy-related transactions	146,943	146,461	10,262	13,841	171,231	320,486

Total liabilities	146,943	146,461	10,262	13,841	171,231	320,486

Net Assets	$766,989,200	$548,242,867	$90,595,646	$48,315,471	$571,176,348	$846,005,614

Net Assets:
Accumulation unit values	$766,456,238	$548,090,411	$90,584,629	$48,308,182	$571,067,873	$845,831,866
Retained by Equitable Financial in Separate Account No. 49	532,962	152,456	11,017	7,289	108,475	173,748

Total Net Assets	$766,989,200	$548,242,867	$90,595,646	$48,315,471	$571,176,348	$846,005,614

Investments in shares of the Portfolios, at cost	$722,727,477	$579,756,022	$88,373,118	$47,079,996	$617,560,688	$875,412,266

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$2,019,561,759	$86,172,118	$634,450,409	$502,897,575	$109,166,535	$635,146,367
Receivable for shares of the Portfolios sold	341,082	24,427	117,274	268,101	302,890	150,819

Total assets	2,019,902,841	86,196,545	634,567,683	503,165,676	109,469,425	635,297,186

Liabilities:
Payable for policy-related transactions	365,394	24,522	122,809	268,372	305,635	152,260

Total liabilities	365,394	24,522	122,809	268,372	305,635	152,260

Net Assets	$2,019,537,447	$86,172,023	$634,444,874	$502,897,304	$109,163,790	$635,144,926

Net Assets:
Accumulation unit values	$2,019,244,139	$86,151,626	$634,380,424	$502,859,906	$109,157,075	$635,073,236
Retained by Equitable Financial in Separate Account No. 49	293,308	20,397	64,450	37,398	6,715	71,690

Total Net Assets	$2,019,537,447	$86,172,023	$634,444,874	$502,897,304	$109,163,790	$635,144,926

Investments in shares of the Portfolios, at cost	$1,808,877,184	$96,131,916	$680,680,878	$473,591,239	$112,206,587	$642,525,475

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$530,216,760	$292,444,753	$371,072,702	$1,282,193,196	$825,971,517	$2,734,489,861
Receivable for shares of the Portfolios sold	62,842	58,371	69,782	261,631	107,975	720,800

Total assets	530,279,602	292,503,124	371,142,484	1,282,454,827	826,079,492	2,735,210,661

Liabilities:
Payable for policy-related transactions	62,840	58,371	69,781	229,573	164,223	762,847

Total liabilities	62,840	58,371	69,781	229,573	164,223	762,847

Net Assets	$530,216,762	$292,444,753	$371,072,703	$1,282,225,254	$825,915,269	$2,734,447,814

Net Assets:
Accumulation unit values	$530,168,736	$292,405,735	$370,960,461	$1,281,305,124	$825,561,623	$2,733,737,371
Retained by Equitable Financial in Separate Account No. 49	48,026	39,018	112,242	920,130	353,646	710,443

Total Net Assets	$530,216,762	$292,444,753	$371,072,703	$1,282,225,254	$825,915,269	$2,734,447,814

Investments in shares of the Portfolios, at cost	$517,753,058	$291,464,618	$401,899,396	$1,291,870,852	$749,007,415	$2,805,575,670

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$435,453,161	$1,913,477,665	$720,400,313	$859,520,724	$2,576,398,484	$504,773,654
Receivable for shares of the Portfolios sold	108,288	429,784	247,803	410,626	624,682	100,284

Total assets	435,561,449	1,913,907,449	720,648,116	859,931,350	2,577,023,166	504,873,938

Liabilities:
Payable for policy-related transactions	108,288	447,782	249,554	410,953	657,402	100,294

Total liabilities	108,288	447,782	249,554	410,953	657,402	100,294

Net Assets	$435,453,161	$1,913,459,667	$720,398,562	$859,520,397	$2,576,365,764	$504,773,644

Net Assets:
Accumulation unit values	$435,349,537	$1,912,969,827	$720,217,385	$859,444,436	$2,576,155,023	$504,618,038
Retained by Equitable Financial in Separate Account No. 49	103,624	489,840	181,177	75,961	210,741	155,606

Total Net Assets	$435,453,161	$1,913,459,667	$720,398,562	$859,520,397	$2,576,365,764	$504,773,644

Investments in shares of the Portfolios, at cost	$434,901,048	$1,943,858,532	$728,312,794	$890,761,872	$2,804,807,302	$484,077,239

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$4,899,174,856	$804,486,132	$546,476,934	$410,892,423	$738,350,178
Receivable for shares of the Portfolios sold	1,036,675	—	—	99,091	138,763
Receivable for policy-related transactions	—	10,131,309	28,744	—	—

Total assets	4,900,211,531	814,617,441	546,505,678	410,991,514	738,488,941

Liabilities:
Payable for shares of the Portfolios purchased	—	10,129,115	28,758	—	—
Payable for policy-related transactions	1,041,813	—	—	99,091	140,629

Total liabilities	1,041,813	10,129,115	28,758	99,091	140,629

Net Assets	$4,899,169,718	$804,488,326	$546,476,920	$410,892,423	$738,348,312

Net Assets:
Accumulation unit values	$4,898,464,022	$803,692,838	$546,456,799	$410,839,296	$738,139,861
Retained by Equitable Financial in Separate Account No. 49	705,696	795,488	20,121	53,127	208,451

Total Net Assets	$4,899,169,718	$804,488,326	$546,476,920	$410,892,423	$738,348,312

Investments in shares of the Portfolios, at cost	$5,465,876,525	$804,486,134	$562,709,913	$428,443,413	$715,010,249

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	7,396,441

1290 VT GAMCO SMALL COMPANY VALUE	IB	9,728,532

1290 VT SMARTBETA EQUITY ESG	IB	11,159,577

1290 VT SOCIALLY RESPONSIBLE	IB	4,529,018

EQ/400 MANAGED VOLATILITY	IB	10,424,433

EQ/2000 MANAGED VOLATILITY	IB	18,399,783

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	38,433,710

EQ/AB SMALL CAP GROWTH	IB	27,025,687

EQ/AGGRESSIVE ALLOCATION	IB	189,150,597

EQ/AGGRESSIVE GROWTH STRATEGY	IB	42,106,150

EQ/BALANCED STRATEGY	IB	45,629,342

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	17,067,289

EQ/COMMON STOCK INDEX	IB	17,926,370

EQ/CONSERVATIVE ALLOCATION	IB	67,045,763

EQ/CONSERVATIVE GROWTH STRATEGY	IB	6,661,825

EQ/CONSERVATIVE STRATEGY	IB	4,240,662

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	69,558,165

EQ/CORE BOND INDEX	IB	91,736,776

EQ/EQUITY 500 INDEX	IB	28,960,701

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	6,161,285

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	39,480,960

EQ/GROWTH STRATEGY	IB	27,079,041

EQ/INTERMEDIATE GOVERNMENT BOND	IB	11,561,890

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	57,592,808

EQ/INTERNATIONAL EQUITY INDEX	IB	50,343,032

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	21,526,725

EQ/JANUS ENTERPRISE	IB	18,569,410

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	120,294,602

EQ/LARGE CAP GROWTH INDEX	IB	38,720,446

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	93,495,673

EQ/LARGE CAP VALUE INDEX	IB	43,814,817

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	107,996,009

EQ/MID CAP INDEX	IB	47,401,041

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	53,676,003

EQ/MODERATE ALLOCATION	IB	217,892,061

EQ/MODERATE GROWTH STRATEGY	IB	31,055,811

EQ/MODERATE-PLUS ALLOCATION	IB	525,223,786

EQ/MONEY MARKET	IB	804,308,646

EQ/QUALITY BOND PLUS	IB	71,111,376

EQ/SMALL COMPANY INDEX	IB	37,103,248

MULTIMANAGER TECHNOLOGY	IB	22,664,996

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-10

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$ 17.85	194
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$ 17.69	643
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$ 17.21	892
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$ 17.35	39
1290 VT GAMCO MERGERS & ACQUISITIONS	1.40%	IB	$ 17.19	421
1290 VT GAMCO MERGERS & ACQUISITIONS	1.50%	IB	$ 16.87	871
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$ 16.71	832
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$ 16.55	90
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IB	$ 16.40	1,217
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$ 16.24	77
1290 VT GAMCO MERGERS & ACQUISITIONS	1.80%	IB	$ 15.94	2

1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$111.21	233
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$109.24	708
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$166.37	790
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$105.38	84
1290 VT GAMCO SMALL COMPANY VALUE	1.40%	IB	$103.51	472
1290 VT GAMCO SMALL COMPANY VALUE	1.50%	IB	$ 99.85	1,097
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$ 98.08	1,254
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$ 96.33	94
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IB	$ 94.61	1,392
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$ 92.92	156
1290 VT GAMCO SMALL COMPANY VALUE	1.80%	IB	$ 89.63	2
1290 VT GAMCO SMALL COMPANY VALUE	1.90%	IB	$ 86.46	1

1290 VT SMARTBETA EQUITY ESG	1.20%	IB	$ 14.04	580
1290 VT SMARTBETA EQUITY ESG	1.25%	IB	$ 14.02	1,266
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$ 13.99	2,464
1290 VT SMARTBETA EQUITY ESG	1.35%	IB	$ 13.97	129
1290 VT SMARTBETA EQUITY ESG	1.40%	IB	$ 13.94	772
1290 VT SMARTBETA EQUITY ESG	1.50%	IB	$ 13.89	1,409
1290 VT SMARTBETA EQUITY ESG	1.55%	IB	$ 13.87	1,791
1290 VT SMARTBETA EQUITY ESG	1.60%	IB	$ 13.84	282
1290 VT SMARTBETA EQUITY ESG	1.65%	IB	$ 13.82	4,485
1290 VT SMARTBETA EQUITY ESG	1.70%	IB	$ 13.79	596
1290 VT SMARTBETA EQUITY ESG	1.80%	IB	$ 13.74	—

1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$ 30.95	160
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$ 40.23	339
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$ 39.74	270
1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$ 29.83	30
1290 VT SOCIALLY RESPONSIBLE	1.40%	IB	$ 29.46	272
1290 VT SOCIALLY RESPONSIBLE	1.50%	IB	$ 38.21	378
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$ 28.39	355
1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$ 28.04	123
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$ 37.05	519
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$ 27.36	121
1290 VT SOCIALLY RESPONSIBLE	1.80%	IB	$ 26.69	1

EQ/400 MANAGED VOLATILITY	1.20%	IB	$ 21.76	1,212
EQ/400 MANAGED VOLATILITY	1.25%	IB	$ 21.65	1,235

The accompanying notes are an integral part of these financial statements.

FSA-11

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/400 MANAGED VOLATILITY	1.30%	IB	$21.53	1,073
EQ/400 MANAGED VOLATILITY	1.35%	IB	$21.41	106
EQ/400 MANAGED VOLATILITY	1.40%	IB	$21.30	1,889
EQ/400 MANAGED VOLATILITY	1.50%	IB	$21.07	1,519
EQ/400 MANAGED VOLATILITY	1.55%	IB	$20.96	1,039
EQ/400 MANAGED VOLATILITY	1.60%	IB	$20.84	706
EQ/400 MANAGED VOLATILITY	1.65%	IB	$20.73	2,066
EQ/400 MANAGED VOLATILITY	1.70%	IB	$20.62	271
EQ/400 MANAGED VOLATILITY	1.80%	IB	$20.40	2
EQ/400 MANAGED VOLATILITY	1.90%	IB	$20.18	2

EQ/2000 MANAGED VOLATILITY	0.95%	IB	$19.78	—
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$19.26	1,808
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$19.15	2,711
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$19.05	1,640
EQ/2000 MANAGED VOLATILITY	1.35%	IB	$18.95	718
EQ/2000 MANAGED VOLATILITY	1.40%	IB	$18.85	2,294
EQ/2000 MANAGED VOLATILITY	1.50%	IB	$18.64	3,185
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$18.54	1,886
EQ/2000 MANAGED VOLATILITY	1.60%	IB	$18.44	1,025
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$18.34	3,140
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$18.25	318
EQ/2000 MANAGED VOLATILITY	1.80%	IB	$18.05	16
EQ/2000 MANAGED VOLATILITY	1.90%	IB	$17.85	4

EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$ 9.29	1,413
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$ 9.24	4,570
EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	IB	$ 9.19	6,749
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$ 9.14	488
EQ/AB SHORT DURATION GOVERNMENT BOND	1.40%	IB	$ 9.09	2,283
EQ/AB SHORT DURATION GOVERNMENT BOND	1.50%	IB	$ 8.99	6,131
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$ 8.94	5,223
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$ 8.90	1,195
EQ/AB SHORT DURATION GOVERNMENT BOND	1.65%	IB	$ 8.85	12,086
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$ 8.80	1,328
EQ/AB SHORT DURATION GOVERNMENT BOND	1.80%	IB	$ 8.71	5
EQ/AB SHORT DURATION GOVERNMENT BOND	1.90%	IB	$ 8.61	—

EQ/AB SMALL CAP GROWTH	0.95%	IB	$62.97	1
EQ/AB SMALL CAP GROWTH	1.20%	IB	$58.86	446
EQ/AB SMALL CAP GROWTH	1.25%	IB	$45.47	832
EQ/AB SMALL CAP GROWTH	1.30%	IB	$44.85	1,169
EQ/AB SMALL CAP GROWTH	1.35%	IB	$56.53	350
EQ/AB SMALL CAP GROWTH	1.40%	IB	$55.77	730
EQ/AB SMALL CAP GROWTH	1.50%	IB	$43.19	1,380
EQ/AB SMALL CAP GROWTH	1.55%	IB	$53.55	991
EQ/AB SMALL CAP GROWTH	1.60%	IB	$52.83	328
EQ/AB SMALL CAP GROWTH	1.65%	IB	$41.87	1,812
EQ/AB SMALL CAP GROWTH	1.70%	IB	$51.42	144
EQ/AB SMALL CAP GROWTH	1.80%	IB	$50.04	2
EQ/AB SMALL CAP GROWTH	1.90%	IB	$48.70	—

EQ/AGGRESSIVE ALLOCATION	1.15%	IB	$26.73	323
EQ/AGGRESSIVE ALLOCATION	1.20%	IB	$26.46	1,223

The accompanying notes are an integral part of these financial statements.

FSA-12

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE ALLOCATION	1.25%	IB	$ 29.06	5,596
EQ/AGGRESSIVE ALLOCATION	1.30%	IB	$ 27.37	17,374
EQ/AGGRESSIVE ALLOCATION	1.35%	IB	$ 25.67	283
EQ/AGGRESSIVE ALLOCATION	1.40%	IB	$ 25.42	1,219
EQ/AGGRESSIVE ALLOCATION	1.50%	IB	$ 27.60	5,414
EQ/AGGRESSIVE ALLOCATION	1.55%	IB	$ 24.66	11,569
EQ/AGGRESSIVE ALLOCATION	1.60%	IB	$ 24.41	406
EQ/AGGRESSIVE ALLOCATION	1.65%	IB	$ 26.76	24,458
EQ/AGGRESSIVE ALLOCATION	1.70%	IB	$ 26.48	1,639
EQ/AGGRESSIVE ALLOCATION	1.70%	IB	$ 26.48	203

EQ/AGGRESSIVE GROWTH STRATEGY	0.95%	IB	$ 13.27	5
EQ/AGGRESSIVE GROWTH STRATEGY	1.15%	IB	$ 13.18	282
EQ/AGGRESSIVE GROWTH STRATEGY	1.20%	IB	$ 13.15	563
EQ/AGGRESSIVE GROWTH STRATEGY	1.25%	IB	$ 13.13	1,927
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$ 13.11	14,811
EQ/AGGRESSIVE GROWTH STRATEGY	1.35%	IB	$ 13.08	205
EQ/AGGRESSIVE GROWTH STRATEGY	1.40%	IB	$ 13.06	1,085
EQ/AGGRESSIVE GROWTH STRATEGY	1.50%	IB	$ 13.01	2,306
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$ 12.99	8,590
EQ/AGGRESSIVE GROWTH STRATEGY	1.60%	IB	$ 12.96	477
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$ 12.94	20,546
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$ 12.92	1,434

EQ/BALANCED STRATEGY	0.95%	IB	$ 9.59	10
EQ/BALANCED STRATEGY	1.15%	IB	$ 12.63	308
EQ/BALANCED STRATEGY	1.20%	IB	$ 9.53	1,847
EQ/BALANCED STRATEGY	1.25%	IB	$ 9.52	4,498
EQ/BALANCED STRATEGY	1.30%	IB	$ 9.50	6,386
EQ/BALANCED STRATEGY	1.30%	IB	$ 19.38	9,839
EQ/BALANCED STRATEGY	1.35%	IB	$ 9.49	612
EQ/BALANCED STRATEGY	1.35%	IB	$ 12.48	15
EQ/BALANCED STRATEGY	1.40%	IB	$ 9.48	3,055
EQ/BALANCED STRATEGY	1.50%	IB	$ 9.45	5,940
EQ/BALANCED STRATEGY	1.55%	IB	$ 9.44	5,431
EQ/BALANCED STRATEGY	1.55%	IB	$ 18.68	3,071
EQ/BALANCED STRATEGY	1.60%	IB	$ 9.43	1,017
EQ/BALANCED STRATEGY	1.65%	IB	$ 9.42	11,969
EQ/BALANCED STRATEGY	1.65%	IB	$ 18.40	2,927
EQ/BALANCED STRATEGY	1.70%	IB	$ 9.40	1,399
EQ/BALANCED STRATEGY	1.70%	IB	$ 18.27	159
EQ/BALANCED STRATEGY	1.80%	IB	$ 9.38	31

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$ 27.90	193
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$ 27.66	712
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$ 27.42	1,276
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$ 27.18	51
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.40%	IB	$ 26.94	229
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.50%	IB	$ 26.47	476
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$ 26.24	839
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$ 26.01	130
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$ 25.78	2,333
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$ 25.56	231

EQ/COMMON STOCK INDEX	0.95%	IB	$954.89	—

The accompanying notes are an integral part of these financial statements.

FSA-13

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/COMMON STOCK INDEX	1.20%	IB	$845.94	62
EQ/COMMON STOCK INDEX	1.25%	IB	$ 41.57	2,162
EQ/COMMON STOCK INDEX	1.30%	IB	$ 40.53	1,909
EQ/COMMON STOCK INDEX	1.35%	IB	$786.58	93
EQ/COMMON STOCK INDEX	1.40%	IB	$767.69	108
EQ/COMMON STOCK INDEX	1.50%	IB	$ 39.48	3,717
EQ/COMMON STOCK INDEX	1.55%	IB	$713.72	138
EQ/COMMON STOCK INDEX	1.60%	IB	$696.58	44
EQ/COMMON STOCK INDEX	1.65%	IB	$ 38.28	2,717
EQ/COMMON STOCK INDEX	1.70%	IB	$663.53	16
EQ/COMMON STOCK INDEX	1.80%	IB	$631.93	1
EQ/COMMON STOCK INDEX	1.90%	IB	$601.84	—

EQ/CONSERVATIVE ALLOCATION	1.15%	IB	$ 13.76	146
EQ/CONSERVATIVE ALLOCATION	1.20%	IB	$ 13.62	1,751
EQ/CONSERVATIVE ALLOCATION	1.25%	IB	$ 14.14	3,555
EQ/CONSERVATIVE ALLOCATION	1.30%	IB	$ 13.99	7,293
EQ/CONSERVATIVE ALLOCATION	1.35%	IB	$ 13.21	780
EQ/CONSERVATIVE ALLOCATION	1.40%	IB	$ 13.08	2,728
EQ/CONSERVATIVE ALLOCATION	1.50%	IB	$ 13.43	5,041
EQ/CONSERVATIVE ALLOCATION	1.55%	IB	$ 12.69	5,797
EQ/CONSERVATIVE ALLOCATION	1.60%	IB	$ 12.56	1,307
EQ/CONSERVATIVE ALLOCATION	1.65%	IB	$ 13.02	11,584
EQ/CONSERVATIVE ALLOCATION	1.70%	IB	$ 12.89	1,071
EQ/CONSERVATIVE ALLOCATION	1.70%	IB	$ 12.89	112
EQ/CONSERVATIVE ALLOCATION	1.80%	IB	$ 12.06	16

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$ 17.07	2,837
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$ 16.45	1,207
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$ 16.21	1,300
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$ 16.09	76

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$ 12.88	2,230
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$ 12.41	685
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$ 12.23	832
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$ 12.14	76

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	IB	$ 16.63	119
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	IB	$ 16.46	1,041
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	IB	$ 17.37	3,563
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	IB	$ 17.20	6,176
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	IB	$ 15.98	555
EQ/CONSERVATIVE-PLUS ALLOCATION	1.40%	IB	$ 15.82	1,988
EQ/CONSERVATIVE-PLUS ALLOCATION	1.50%	IB	$ 16.50	4,584
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	IB	$ 15.34	5,436
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	IB	$ 15.19	712
EQ/CONSERVATIVE-PLUS ALLOCATION	1.65%	IB	$ 16.00	9,856
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	IB	$ 15.83	898
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	IB	$ 15.84	87
EQ/CONSERVATIVE-PLUS ALLOCATION	1.80%	IB	$ 14.59	28

EQ/CORE BOND INDEX	0.25%	IB	$ 10.43	18
EQ/CORE BOND INDEX	0.65%	IB	$ 10.74	45
EQ/CORE BOND INDEX	0.95%	IB	$ 15.31	1
EQ/CORE BOND INDEX	1.20%	IB	$ 14.34	4,623
EQ/CORE BOND INDEX	1.25%	IB	$ 9.91	616

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE BOND INDEX	1.25%	IB	$ 10.65	9,708
EQ/CORE BOND INDEX	1.30%	IB	$ 10.51	10,578
EQ/CORE BOND INDEX	1.35%	IB	$ 13.78	1,421
EQ/CORE BOND INDEX	1.40%	IB	$ 13.60	6,804
EQ/CORE BOND INDEX	1.50%	IB	$ 10.12	12,352
EQ/CORE BOND INDEX	1.55%	IB	$ 13.07	8,799
EQ/CORE BOND INDEX	1.60%	IB	$ 12.90	2,958
EQ/CORE BOND INDEX	1.65%	IB	$ 9.16	36
EQ/CORE BOND INDEX	1.65%	IB	$ 9.81	15,058
EQ/CORE BOND INDEX	1.70%	IB	$ 12.57	1,533
EQ/CORE BOND INDEX	1.80%	IB	$ 12.24	35
EQ/CORE BOND INDEX	1.90%	IB	$ 11.92	4

EQ/EQUITY 500 INDEX	0.25%	IB	$ 21.19	3
EQ/EQUITY 500 INDEX	0.65%	IB	$ 45.81	11
EQ/EQUITY 500 INDEX	0.95%	IB	$114.82	1
EQ/EQUITY 500 INDEX	1.20%	IB	$106.48	1,311
EQ/EQUITY 500 INDEX	1.25%	IB	$ 42.28	929
EQ/EQUITY 500 INDEX	1.25%	IB	$ 47.47	4,254
EQ/EQUITY 500 INDEX	1.30%	IB	$ 46.75	5,567
EQ/EQUITY 500 INDEX	1.35%	IB	$101.77	660
EQ/EQUITY 500 INDEX	1.40%	IB	$100.24	1,925
EQ/EQUITY 500 INDEX	1.50%	IB	$ 45.09	5,406
EQ/EQUITY 500 INDEX	1.55%	IB	$ 95.79	2,307
EQ/EQUITY 500 INDEX	1.60%	IB	$ 94.35	1,070
EQ/EQUITY 500 INDEX	1.65%	IB	$ 32.03	132
EQ/EQUITY 500 INDEX	1.65%	IB	$ 43.72	10,727
EQ/EQUITY 500 INDEX	1.70%	IB	$ 91.54	840
EQ/EQUITY 500 INDEX	1.80%	IB	$ 88.80	15
EQ/EQUITY 500 INDEX	1.90%	IB	$ 86.14	3

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$ 23.87	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$ 22.85	100
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$ 22.65	200
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$ 22.45	1,010
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$ 22.25	54
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.40%	IB	$ 22.06	127
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.50%	IB	$ 21.68	284
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 21.49	669
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$ 21.30	59
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$ 21.11	1,337
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 20.93	126

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$ 38.31	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$ 35.84	781
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$ 46.31	1,678
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$ 45.69	2,342
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$ 34.43	370
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$ 33.97	1,415
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$ 43.99	2,478
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$ 32.64	2,967
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$ 32.20	429
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$ 42.65	3,044
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$ 31.35	359

The accompanying notes are an integral part of these financial statements.

FSA-15

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$30.52	3
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.90%	IB	$29.71	—

EQ/GROWTH STRATEGY	1.30%	IB	$25.36	10,235
EQ/GROWTH STRATEGY	1.55%	IB	$24.43	4,360
EQ/GROWTH STRATEGY	1.65%	IB	$24.07	5,388
EQ/GROWTH STRATEGY	1.70%	IB	$23.90	296

EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$19.70	533
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$10.42	706
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$10.25	2,027
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$18.75	86
EQ/INTERMEDIATE GOVERNMENT BOND	1.40%	IB	$18.44	717
EQ/INTERMEDIATE GOVERNMENT BOND	1.50%	IB	$ 9.90	885
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$17.54	1,144
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$17.25	290
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$ 9.60	1,986
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$16.69	168

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$19.24	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$18.07	2,396
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$20.85	3,876
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$20.59	4,655
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$17.41	453
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.40%	IB	$17.19	2,913
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.50%	IB	$19.80	4,197
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$16.56	4,968
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$16.35	1,818
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$19.20	7,671
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$15.95	909
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.80%	IB	$15.55	14
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.90%	IB	$15.17	1

EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$21.54	—
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$20.03	1,621
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$19.22	3,373
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$18.94	4,043
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$19.17	429
EQ/INTERNATIONAL EQUITY INDEX	1.40%	IB	$18.90	2,245
EQ/INTERNATIONAL EQUITY INDEX	1.50%	IB	$18.26	4,078
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$18.09	3,565
EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$17.83	1,011
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IB	$17.70	7,220
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$17.31	1,190
EQ/INTERNATIONAL EQUITY INDEX	1.80%	IB	$16.81	12
EQ/INTERNATIONAL EQUITY INDEX	1.90%	IB	$16.33	1

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$27.81	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$25.99	779
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$20.10	1,793
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$19.83	1,842
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$24.96	822
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.40%	IB	$24.63	1,006
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.50%	IB	$19.10	2,216
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$23.65	1,833

The accompanying notes are an integral part of these financial statements.

FSA-16

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$23.33	503
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IB	$18.51	2,809
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IB	$22.71	204
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.80%	IB	$22.10	9
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.90%	IB	$21.51	2

EQ/JANUS ENTERPRISE	1.20%	IB	$42.31	331
EQ/JANUS ENTERPRISE	1.25%	IB	$41.92	993
EQ/JANUS ENTERPRISE	1.30%	IB	$41.52	1,563
EQ/JANUS ENTERPRISE	1.35%	IB	$41.13	69
EQ/JANUS ENTERPRISE	1.40%	IB	$40.74	579
EQ/JANUS ENTERPRISE	1.50%	IB	$39.98	1,377
EQ/JANUS ENTERPRISE	1.55%	IB	$39.60	1,699
EQ/JANUS ENTERPRISE	1.60%	IB	$39.23	145
EQ/JANUS ENTERPRISE	1.65%	IB	$38.86	2,283
EQ/JANUS ENTERPRISE	1.70%	IB	$38.49	186
EQ/JANUS ENTERPRISE	1.80%	IB	$37.77	2

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$34.54	5
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$32.43	3,788
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$41.26	3,461
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$40.74	3,620
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$31.22	2,129
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.40%	IB	$30.83	4,469
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.50%	IB	$39.19	3,077
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$29.68	4,479
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$29.30	3,478
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$38.00	7,292
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$28.57	1,073
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.80%	IB	$27.85	21
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.90%	IB	$27.15	6

EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$40.64	3
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$38.18	1,124
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$66.13	1,360
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$65.30	1,879
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$36.78	676
EQ/LARGE CAP GROWTH INDEX	1.40%	IB	$36.32	1,915
EQ/LARGE CAP GROWTH INDEX	1.50%	IB	$62.81	1,756
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$34.98	3,191
EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$34.55	1,145
EQ/LARGE CAP GROWTH INDEX	1.65%	IB	$60.90	3,115
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$33.69	706
EQ/LARGE CAP GROWTH INDEX	1.80%	IB	$32.86	13
EQ/LARGE CAP GROWTH INDEX	1.90%	IB	$32.04	1

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$70.64	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$66.03	3,041
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$55.85	5,587
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$55.10	6,554
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$63.41	1,619
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.40%	IB	$62.56	4,608
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.50%	IB	$53.05	7,154
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$60.07	5,709
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$59.26	2,186

The accompanying notes are an integral part of these financial statements.

FSA-17

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$51.43	10,954
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$57.68	902
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.80%	IB	$56.14	18
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.90%	IB	$54.63	4

EQ/LARGE CAP VALUE INDEX	0.95%	IB	$17.06	—
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$16.29	1,016
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$16.14	3,381
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$15.99	4,231
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$16.08	244
EQ/LARGE CAP VALUE INDEX	1.40%	IB	$15.70	1,594
EQ/LARGE CAP VALUE INDEX	1.50%	IB	$15.41	3,749
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$15.27	3,360
EQ/LARGE CAP VALUE INDEX	1.60%	IB	$15.13	562
EQ/LARGE CAP VALUE INDEX	1.65%	IB	$14.99	8,697
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$14.85	1,318
EQ/LARGE CAP VALUE INDEX	1.80%	IB	$14.58	5

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$35.95	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$33.67	5,312
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$28.08	8,523
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$27.71	7,840
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$32.36	2,357
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.40%	IB	$31.94	7,625
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.50%	IB	$26.67	10,673
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$30.70	6,912
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$30.30	3,323
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$25.85	12,485
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$29.51	1,225
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.80%	IB	$28.74	40
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.90%	IB	$27.99	11

EQ/MID CAP INDEX	0.95%	IB	$36.20	—
EQ/MID CAP INDEX	1.20%	IB	$34.13	1,731
EQ/MID CAP INDEX	1.25%	IB	$39.20	2,404
EQ/MID CAP INDEX	1.30%	IB	$38.73	2,291
EQ/MID CAP INDEX	1.35%	IB	$32.94	194
EQ/MID CAP INDEX	1.40%	IB	$32.55	2,301
EQ/MID CAP INDEX	1.50%	IB	$37.23	2,766
EQ/MID CAP INDEX	1.55%	IB	$31.42	2,784
EQ/MID CAP INDEX	1.60%	IB	$31.05	1,055
EQ/MID CAP INDEX	1.65%	IB	$36.10	4,274
EQ/MID CAP INDEX	1.70%	IB	$30.32	629
EQ/MID CAP INDEX	1.80%	IB	$29.61	12
EQ/MID CAP INDEX	1.90%	IB	$28.91	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$44.04	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$41.17	1,749
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$36.01	3,244
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$35.53	2,745
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$39.54	219
EQ/MID CAP VALUE MANAGED VOLATILITY	1.40%	IB	$39.01	2,414
EQ/MID CAP VALUE MANAGED VOLATILITY	1.50%	IB	$34.20	4,355
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$37.45	2,516
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$36.95	958

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$ 33.16	5,195
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 35.96	523
EQ/MID CAP VALUE MANAGED VOLATILITY	1.80%	IB	$ 35.00	13
EQ/MID CAP VALUE MANAGED VOLATILITY	1.90%	IB	$ 34.06	2

EQ/MODERATE ALLOCATION	0.95%	IB	$ 86.03	—
EQ/MODERATE ALLOCATION	1.15%	IB	$ 79.68	109
EQ/MODERATE ALLOCATION	1.20%	IB	$ 78.16	1,039
EQ/MODERATE ALLOCATION	1.25%	IB	$ 19.21	14,212
EQ/MODERATE ALLOCATION	1.30%	IB	$ 18.91	29,414
EQ/MODERATE ALLOCATION	1.35%	IB	$ 73.78	269
EQ/MODERATE ALLOCATION	1.40%	IB	$ 72.38	1,768
EQ/MODERATE ALLOCATION	1.50%	IB	$ 18.24	17,178
EQ/MODERATE ALLOCATION	1.55%	IB	$ 68.31	5,268
EQ/MODERATE ALLOCATION	1.60%	IB	$ 67.01	741
EQ/MODERATE ALLOCATION	1.65%	IB	$ 17.69	41,231
EQ/MODERATE ALLOCATION	1.70%	IB	$ 64.48	874
EQ/MODERATE ALLOCATION	1.80%	IB	$ 62.04	8
EQ/MODERATE ALLOCATION	1.90%	IB	$ 59.69	—

EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$ 22.62	12,898
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$ 21.79	5,178
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$ 21.47	4,385
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$ 21.31	278

EQ/MODERATE-PLUS ALLOCATION	0.95%	IB	$ 23.66	1
EQ/MODERATE-PLUS ALLOCATION	1.15%	IB	$ 22.73	586
EQ/MODERATE-PLUS ALLOCATION	1.20%	IB	$ 22.50	3,048
EQ/MODERATE-PLUS ALLOCATION	1.25%	IB	$ 24.65	21,582
EQ/MODERATE-PLUS ALLOCATION	1.30%	IB	$ 24.40	43,681
EQ/MODERATE-PLUS ALLOCATION	1.35%	IB	$ 21.83	1,155
EQ/MODERATE-PLUS ALLOCATION	1.40%	IB	$ 21.61	5,102
EQ/MODERATE-PLUS ALLOCATION	1.50%	IB	$ 23.41	23,761
EQ/MODERATE-PLUS ALLOCATION	1.55%	IB	$ 20.97	34,807
EQ/MODERATE-PLUS ALLOCATION	1.60%	IB	$ 20.76	1,930
EQ/MODERATE-PLUS ALLOCATION	1.65%	IB	$ 22.70	72,026
EQ/MODERATE-PLUS ALLOCATION	1.70%	IB	$ 22.47	4,968
EQ/MODERATE-PLUS ALLOCATION	1.70%	IB	$ 22.47	450
EQ/MODERATE-PLUS ALLOCATION	1.80%	IB	$ 19.93	11

EQ/MONEY MARKET	0.00%	IB	$ 1.04	8,030
EQ/MONEY MARKET	0.00%	IB	$ 1.05	77,276
EQ/MONEY MARKET	0.00%	IB	$ 1.07	5,311
EQ/MONEY MARKET	0.00%	IB	$ 10.58	13,544
EQ/MONEY MARKET	0.00%	IB	$ 30.59	113
EQ/MONEY MARKET	0.00%	IB	$ 30.77	2,116
EQ/MONEY MARKET	0.00%	IB	$ 48.62	23
EQ/MONEY MARKET	0.00%	IB	$103.58	182
EQ/MONEY MARKET	0.00%	IB	$104.53	1,700
EQ/MONEY MARKET	0.00%	IB	$108.46	77
EQ/MONEY MARKET	0.20%	IB	$ 10.53	508
EQ/MONEY MARKET++	0.65%	IB	$ 1.07	442
EQ/MONEY MARKET	0.95%	IB	$ 32.43	—
EQ/MONEY MARKET	1.15%	IB	$ 29.76	—
EQ/MONEY MARKET++	1.15%	IB	$ 30.77	89

The accompanying notes are an integral part of these financial statements.

FSA-19

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET	1.20%	IB	$ 29.13	453
EQ/MONEY MARKET++	1.25%	IB	$ 1.05	20,771
EQ/MONEY MARKET	1.25%	IB	$ 9.81	2,402
EQ/MONEY MARKET++	1.25%	IB	$104.53	379
EQ/MONEY MARKET	1.30%	IB	$ 9.59	2,286
EQ/MONEY MARKET++	1.35%	IB	$ 27.31	526
EQ/MONEY MARKET	1.40%	IB	$ 26.72	759
EQ/MONEY MARKET	1.50%	IB	$ 9.32	3,510
EQ/MONEY MARKET	1.55%	IB	$ 25.05	1,160
EQ/MONEY MARKET	1.60%	IB	$ 24.52	609
EQ/MONEY MARKET++	1.65%	IB	$ 1.04	189
EQ/MONEY MARKET	1.65%	IB	$ 9.03	4,738
EQ/MONEY MARKET++	1.65%	IB	$103.58	5
EQ/MONEY MARKET	1.70%	IB	$ 23.48	320
EQ/MONEY MARKET	1.80%	IB	$ 22.49	1

EQ/QUALITY BOND PLUS	1.20%	IB	$ 16.53	2,571
EQ/QUALITY BOND PLUS	1.25%	IB	$ 10.59	5,367
EQ/QUALITY BOND PLUS	1.30%	IB	$ 10.43	8,523
EQ/QUALITY BOND PLUS	1.35%	IB	$ 15.79	302
EQ/QUALITY BOND PLUS	1.40%	IB	$ 15.55	4,280
EQ/QUALITY BOND PLUS	1.50%	IB	$ 10.06	6,909
EQ/QUALITY BOND PLUS	1.55%	IB	$ 14.85	5,828
EQ/QUALITY BOND PLUS	1.60%	IB	$ 14.62	1,323
EQ/QUALITY BOND PLUS	1.65%	IB	$ 9.75	9,876
EQ/QUALITY BOND PLUS	1.70%	IB	$ 14.18	1,069
EQ/QUALITY BOND PLUS	1.80%	IB	$ 13.75	6
EQ/QUALITY BOND PLUS	1.90%	IB	$ 13.33	2

EQ/SMALL COMPANY INDEX	0.95%	IB	$ 46.59	—
EQ/SMALL COMPANY INDEX	1.20%	IB	$ 43.62	587
EQ/SMALL COMPANY INDEX	1.25%	IB	$ 37.14	1,255
EQ/SMALL COMPANY INDEX	1.30%	IB	$ 36.65	1,723
EQ/SMALL COMPANY INDEX	1.35%	IB	$ 41.93	189
EQ/SMALL COMPANY INDEX	1.40%	IB	$ 41.38	1,003
EQ/SMALL COMPANY INDEX	1.50%	IB	$ 35.27	1,546
EQ/SMALL COMPANY INDEX	1.55%	IB	$ 39.78	1,507
EQ/SMALL COMPANY INDEX	1.60%	IB	$ 39.26	388
EQ/SMALL COMPANY INDEX	1.65%	IB	$ 34.20	2,455
EQ/SMALL COMPANY INDEX	1.70%	IB	$ 38.23	323
EQ/SMALL COMPANY INDEX	1.80%	IB	$ 37.24	1
EQ/SMALL COMPANY INDEX	1.90%	IB	$ 36.26	1

MULTIMANAGER TECHNOLOGY	0.95%	IB	$ 70.36	—
MULTIMANAGER TECHNOLOGY	1.20%	IB	$ 66.55	591
MULTIMANAGER TECHNOLOGY	1.25%	IB	$ 76.97	1,004
MULTIMANAGER TECHNOLOGY	1.30%	IB	$ 76.11	1,553
MULTIMANAGER TECHNOLOGY	1.35%	IB	$ 64.36	145
MULTIMANAGER TECHNOLOGY	1.40%	IB	$ 63.65	1,193
MULTIMANAGER TECHNOLOGY	1.50%	IB	$ 73.11	1,568
MULTIMANAGER TECHNOLOGY	1.55%	IB	$ 61.56	1,752
MULTIMANAGER TECHNOLOGY	1.60%	IB	$ 60.87	430
MULTIMANAGER TECHNOLOGY	1.65%	IB	$ 70.88	2,162
MULTIMANAGER TECHNOLOGY	1.70%	IB	$ 59.53	265
MULTIMANAGER TECHNOLOGY	1.80%	IB	$ 58.21	6

The accompanying notes are an integral part of these financial statements.

FSA-20

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2023, the contract charges were 0.00%.

FSA-21

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,609,026	$3,986,032	$2,415,046	$609,082	$2,596,348	$4,150,252
Expenses:
Asset-based charges	1,340,280	9,543,477	2,820,093	1,244,012	3,345,912	4,871,688

Net Investment Income (Loss)	268,746	(5,557,445)	(405,047)	(634,930)	(749,564)	(721,436)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(3,048,519)	37,327,760	8,626,197	10,692,587	(4,121,388)	(53,031,885)
Net realized gain distribution from the Portfolios	2,587,785	44,847,798	2,094,916	1,845,342	6,019,714	3,112,416

Net realized gain (loss)	(460,734)	82,175,558	10,721,113	12,537,929	1,898,326	(49,919,469)

Net change in unrealized appreciation (depreciation) of investments	7,100,645	39,270,038	15,744,851	7,416,963	28,752,771	96,214,692

Net Realized and Unrealized Gain (Loss) on Investments	6,639,911	121,445,596	26,465,964	19,954,892	30,651,097	46,295,223

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,908,657	$115,888,151	$26,060,917	$19,319,962	$29,901,533	$45,573,787

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9,621,073	$1,023,311	$24,170,261	$8,461,858	$10,366,222	$946,203
Expenses:
Asset-based charges	5,956,429	5,445,833	27,090,025	10,173,314	10,187,862	2,450,003

Net Investment Income (Loss)	3,664,644	(4,422,522)	(2,919,764)	(1,711,456)	178,360	(1,503,800)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(4,594,424)	(89,075,992)	(206,841,667)	(48,700,513)	(35,914,972)	3,920,424
Net realized gain distribution from the Portfolios	—	645,931	52,765,423	14,649,848	6,626,105	—

Net realized gain (loss)	(4,594,424)	(88,430,061)	(154,076,244)	(34,050,665)	(29,288,867)	3,920,424

Net change in unrealized appreciation (depreciation) of investments	11,699,461	148,666,837	437,308,653	138,195,677	105,707,329	31,112,173

Net Realized and Unrealized Gain (Loss) on Investments	7,105,037	60,236,776	283,232,409	104,145,012	76,418,462	35,032,597

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,769,681	$55,814,254	$280,312,645	$102,433,556	$76,596,822	$33,528,797

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,972,984	$12,746,572	$1,379,781	$791,901	$11,288,866	$17,636,952
Expenses:
Asset-based charges	10,534,915	8,495,230	1,302,537	724,335	8,756,947	12,586,394

Net Investment Income (Loss)	(2,561,931)	4,251,342	77,244	67,566	2,531,919	5,050,558

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	147,316,918	(67,023,236)	(2,469,344)	(5,104,107)	(82,715,541)	(60,879,230)
Net realized gain distribution from the Portfolios	29,664,100	4,637,850	1,170,913	93,429	12,640,507	—

Net realized gain (loss)	176,981,018	(62,385,386)	(1,298,431)	(5,010,678)	(70,075,034)	(60,879,230)

Net change in unrealized appreciation (depreciation) of investments	(21,371,064)	92,784,247	9,775,219	8,166,556	119,584,981	81,405,199

Net Realized and Unrealized Gain (Loss) on Investments	155,609,954	30,398,861	8,476,788	3,155,878	49,509,947	20,525,969

Net Increase (Decrease) in Net Assets Resulting from Operations	$153,048,023	$34,650,203	$8,554,032	$3,223,444	$52,041,866	$25,576,527

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$20,406,335	$906,314	$5,296,098	$6,613,401	$2,926,645	$10,702,153
Expenses:
Asset-based charges	28,141,360	1,243,825	9,059,719	7,116,339	1,640,503	9,282,653

Net Investment Income (Loss)	(7,735,025)	(337,511)	(3,763,621)	(502,938)	1,286,142	1,419,500

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	360,983,383	(11,911,887)	(30,536,332)	36,845,812	(8,563,982)	20,903,130
Net realized gain distribution from the Portfolios	16,352,628	2,551,383	24,825,531	10,762,015	—	4,810,633

Net realized gain (loss)	377,336,011	(9,360,504)	(5,710,801)	47,607,827	(8,563,982)	25,713,763

Net change in unrealized appreciation (depreciation) of investments	38,241,306	19,345,581	120,223,301	20,492,693	9,854,790	62,294,423

Net Realized and Unrealized Gain (Loss) on Investments	415,577,317	9,985,077	114,512,500	68,100,520	1,290,808	88,008,186

Net Increase (Decrease) in Net Assets Resulting from Operations	$407,842,292	$9,647,566	$110,748,879	$67,597,582	$2,576,950	$89,427,686

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$14,588,650	$5,954,985	$117,138	$20,959,620	$1,751,264	$10,179,835
Expenses:
Asset-based charges	7,657,664	4,276,817	5,405,773	18,018,333	11,084,229	37,504,461

Net Investment Income (Loss)	6,930,986	1,678,168	(5,288,635)	2,941,287	(9,332,965)	(27,324,626)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	24,056,238	6,637,386	(2,723,669)	(43,930,639)	12,432,662	(413,175,429)
Net realized gain distribution from the Portfolios	—	—	25,114,182	98,657,052	29,978,342	222,828,930

Net realized gain (loss)	24,056,238	6,637,386	22,390,513	54,726,413	42,411,004	(190,346,499)

Net change in unrealized appreciation (depreciation) of investments	52,259,949	37,683,589	35,047,558	189,645,213	214,130,001	1,017,357,137

Net Realized and Unrealized Gain (Loss) on Investments	76,316,187	44,320,975	57,438,071	244,371,626	256,541,005	827,010,638

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,247,173	$45,999,143	$52,149,436	$247,312,913	$247,208,040	$799,686,012

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,747,374	$29,729,889	$6,956,879	$11,912,730	$48,042,133	$7,015,611
Expenses:
Asset-based charges	6,403,433	27,193,804	10,144,859	12,225,954	38,765,768	7,134,152

Net Investment Income (Loss)	343,941	2,536,085	(3,187,980)	(313,224)	9,276,365	(118,541)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,199,713	86,571,090	8,709,710	5,823,963	(352,836,771)	15,191,944
Net realized gain distribution from the Portfolios	12,320,557	100,292,962	27,549,208	40,355,429	55,393,128	11,994,111

Net realized gain (loss)	22,520,270	186,864,052	36,258,918	46,179,392	(297,443,643)	27,186,055

Net change in unrealized appreciation (depreciation) of investments	14,065,274	29,209,833	59,183,338	46,256,242	553,110,877	34,730,325

Net Realized and Unrealized Gain (Loss) on Investments	36,585,544	216,073,885	95,442,256	92,435,634	255,667,234	61,916,380

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,929,485	$218,609,970	$92,254,276	$92,122,410	$264,943,599	$61,797,839

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-27

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$76,856,178	$35,374,639	$11,644,699	$4,412,838	$—
Expenses:
Asset-based charges	73,140,305	8,658,194	8,094,133	5,688,759	9,552,024

Net Investment Income (Loss)	3,715,873	26,716,445	3,550,566	(1,275,921)	(9,552,024)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(649,930,547)	(4,378)	(50,390,548)	(29,638,794)	(99,000,664)
Net realized gain distribution from the Portfolios	140,193,741	—	—	12,742,226	33,461,569

Net realized gain (loss)	(509,736,806)	(4,378)	(50,390,548)	(16,896,568)	(65,539,095)

Net change in unrealized appreciation (depreciation) of investments	1,130,032,009	4,375	61,422,455	73,842,287	322,933,698

Net Realized and Unrealized Gain (Loss) on Investments	620,295,203	(3)	11,031,907	56,945,719	257,394,603

Net Increase (Decrease) in Net Assets Resulting from Operations	$624,011,076	$26,716,442	$14,582,473	$55,669,798	$247,842,579

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-28

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SMARTBETA EQUITY ESG*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$268,746	$(1,198,302)	$(5,557,445)	$(6,529,729)	$(405,047)	$(747,363)
Net realized gain (loss)	(460,734)	1,459,909	82,175,558	36,681,017	10,721,113	3,788,147
Net change in unrealized appreciation (depreciation) of investments	7,100,645	(8,836,025)	39,270,038	(127,253,903)	15,744,851	(42,557,017)

Net increase (decrease) in net assets resulting from operations	6,908,657	(8,574,418)	115,888,151	(97,102,615)	26,060,917	(39,516,233)

From Contractowners Transactions:
Payments received from contractowners	477,378	846,057	1,976,129	1,950,720	1,363,080	1,830,487
Transfers between Variable Investment Options including guaranteed interest account, net	(2,384,633)	(2,671,939)	(12,076,970)	(15,668,668)	(4,360,733)	(4,323,854)
Redemptions for contract benefits and terminations	(9,123,378)	(9,116,551)	(54,968,547)	(51,641,871)	(17,382,436)	(17,686,184)
Contract maintenance charges	(1,967,213)	(2,137,537)	(12,587,538)	(12,555,461)	(4,167,346)	(4,371,584)

Net increase (decrease) in net assets resulting from contractowners transactions	(12,997,846)	(13,079,970)	(77,656,926)	(77,915,280)	(24,547,435)	(24,551,135)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	—	(8)	—	—	8

Net Increase (Decrease) in Net Assets	(6,089,189)	(21,654,388)	38,231,217	(175,017,895)	1,513,482	(64,067,360)
Net Assets — Beginning of Year or Period	95,624,708	117,279,096	642,425,951	817,443,846	189,936,930	254,004,290

Net Assets — End of Year or Period	$89,535,519	$95,624,708	$680,657,168	$642,425,951	$191,450,412	$189,936,930

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

.

FSA-29

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT SOCIALLY RESPONSIBLE*		EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(634,930)	$(814,644)	$(749,564)	$(1,870,441)	$(721,436)	$(2,858,935)
Net realized gain (loss)	12,537,929	4,747,577	1,898,326	5,587,135	(49,919,469)	2,516,977
Net change in unrealized appreciation (depreciation) of investments	7,416,963	(31,163,342)	28,752,771	(55,081,436)	96,214,692	(111,216,442)

Net increase (decrease) in net assets resulting from operations	19,319,962	(27,230,409)	29,901,533	(51,364,742)	45,573,787	(111,558,400)

From Contractowners Transactions:
Payments received from contractowners	248,548	258,321	1,176,433	1,026,850	1,447,711	1,896,677
Transfers between Variable Investment Options including guaranteed interest account, net	(2,919,645)	(3,708,612)	(3,551,624)	(4,878,423)	2,678,937	4,045,605
Redemptions for contract benefits and terminations	(6,892,496)	(7,560,989)	(20,970,646)	(20,543,004)	(31,500,986)	(31,585,115)
Contract maintenance charges	(1,446,860)	(1,490,199)	(3,995,110)	(4,233,284)	(5,699,215)	(6,084,401)

Net increase (decrease) in net assets resulting from contractowners transactions	(11,010,453)	(12,501,479)	(27,340,947)	(28,627,861)	(33,073,553)	(31,727,234)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	6	—	—	7	—	(10)

Net Increase (Decrease) in Net Assets	8,309,515	(39,731,888)	2,560,586	(79,992,596)	12,500,234	(143,285,644)
Net Assets — Beginning of Year or Period	80,617,123	120,349,011	233,233,775	313,226,371	339,796,749	483,082,393

Net Assets — End of Year or Period	$88,926,638	$80,617,123	$235,794,361	$233,233,775	$352,296,983	$339,796,749

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-30

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,664,644	$(4,183,950)	$(4,422,522)	$(5,550,454)	$(2,919,764)	$(12,994,629)
Net realized gain (loss)	(4,594,424)	(2,947,302)	(88,430,061)	2,383,010	(154,076,244)	194,867,445
Net change in unrealized appreciation (depreciation) of investments	11,699,461	(7,363,698)	148,666,837	(160,607,694)	437,308,653	(652,953,523)

Net increase (decrease) in net assets resulting from operations	10,769,681	(14,494,950)	55,814,254	(163,775,138)	280,312,645	(471,080,707)

From Contractowners Transactions:
Payments received from contractowners	4,596,096	3,622,213	1,309,292	1,343,941	11,384,633	10,372,736
Transfers between Variable Investment Options including guaranteed interest account, net	(14,375,025)	58,458,081	4,084,649	5,397,130	(16,259,496)	(22,709,310)
Redemptions for contract benefits and terminations	(42,841,202)	(46,548,751)	(32,490,466)	(33,538,346)	(156,277,909)	(153,472,473)
Contract maintenance charges	(10,403,603)	(10,480,922)	(6,469,091)	(6,799,625)	(38,901,168)	(40,114,980)

Net increase (decrease) in net assets resulting from contractowners transactions	(63,023,734)	5,050,621	(33,565,616)	(33,596,900)	(200,053,940)	(205,924,027)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(128,850)	325	—	(35)	8,953	—

Net Increase (Decrease) in Net Assets	(52,382,903)	(9,444,004)	22,248,638	(197,372,073)	80,267,658	(677,004,734)
Net Assets — Beginning of Year or Period	426,245,540	435,689,544	368,219,380	565,591,453	1,785,094,777	2,462,099,511

Net Assets — End of Year or Period	$373,862,637	$426,245,540	$390,468,018	$368,219,380	$1,865,362,435	$1,785,094,777

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-31

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/BALANCED STRATEGY*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,711,456)	$(5,669,068)	$178,360	$(4,400,519)	$(1,503,800)	$(2,148,297)
Net realized gain (loss)	(34,050,665)	30,339,758	(29,288,867)	27,659,891	3,920,424	3,900,899
Net change in unrealized appreciation (depreciation) of investments	138,195,677	(204,918,787)	105,707,329	(176,669,391)	31,112,173	(70,239,477)

Net increase (decrease) in net assets resulting from operations	102,433,556	(180,248,097)	76,596,822	(153,410,019)	33,528,797	(68,486,875)

From Contractowners Transactions:
Payments received from contractowners	2,351,094	5,422,756	6,155,990	7,508,279	1,083,438	1,065,245
Transfers between Variable Investment Options including guaranteed interest account, net	(7,207,550)	(11,389,545)	13,335,076	(303,966)	(1,363,448)	(4,696,791)
Redemptions for contract benefits and terminations	(75,682,487)	(74,962,885)	(72,904,255)	(74,211,602)	(15,510,134)	(16,841,937)
Contract maintenance charges	(16,074,693)	(16,948,062)	(15,882,505)	(16,612,908)	(3,581,989)	(3,806,816)

Net increase (decrease) in net assets resulting from contractowners transactions	(96,613,636)	(97,877,736)	(69,295,694)	(83,620,197)	(19,372,133)	(24,280,299)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	1,373	8	1,060	11	—	(12)

Net Increase (Decrease) in Net Assets	5,821,293	(278,125,825)	7,302,188	(237,030,205)	14,156,664	(92,767,186)
Net Assets — Beginning of Year or Period	674,014,725	952,140,550	700,818,761	937,848,966	157,578,628	250,345,814

Net Assets — End of Year or Period	$679,836,018	$674,014,725	$708,120,949	$700,818,761	$171,735,292	$157,578,628

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,561,931)	$(5,532,879)	$4,251,342	$(855,402)	$77,244	$(541,508)
Net realized gain (loss)	176,981,018	82,670,013	(62,385,386)	1,317,489	(1,298,431)	7,477,476
Net change in unrealized appreciation (depreciation) of investments	(21,371,064)	(273,374,179)	92,784,247	(107,005,074)	9,775,219	(25,372,809)

Net increase (decrease) in net assets resulting from operations	153,048,023	(196,237,045)	34,650,203	(106,542,987)	8,554,032	(18,436,841)

From Contractowners Transactions:
Payments received from contractowners	3,353,481	2,247,573	9,554,186	12,796,411	125,362	336,535
Transfers between Variable Investment Options including guaranteed interest account, net	(6,532,892)	(12,132,609)	7,316,432	17,450,988	1,817,747	(297,476)
Redemptions for contract benefits and terminations	(65,485,234)	(71,979,868)	(86,870,295)	(95,034,431)	(8,119,008)	(9,965,187)
Contract maintenance charges	(11,389,190)	(11,718,359)	(17,584,366)	(19,087,812)	(1,986,034)	(2,070,437)

Net increase (decrease) in net assets resulting from contractowners transactions	(80,053,835)	(93,583,263)	(87,584,043)	(83,874,844)	(8,161,933)	(11,996,565)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	(7)	—	5	419	—

Net Increase (Decrease) in Net Assets	72,994,188	(289,820,315)	(52,933,840)	(190,417,826)	392,518	(30,433,406)
Net Assets — Beginning of Year or Period	693,995,012	983,815,327	601,176,707	791,594,533	90,203,128	120,636,534

Net Assets — End of Year or Period	$766,989,200	$693,995,012	$548,242,867	$601,176,707	$90,595,646	$90,203,128

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$67,566	$(269,129)	$2,531,919	$(2,033,019)	$5,050,558	$655,583
Net realized gain (loss)	(5,010,678)	1,185,846	(70,075,034)	21,426,452	(60,879,230)	(12,055,413)
Net change in unrealized appreciation (depreciation) of investments	8,166,556	(9,588,549)	119,584,981	(148,194,481)	81,405,199	(100,056,536)

Net increase (decrease) in net assets resulting from operations	3,223,444	(8,671,832)	52,041,866	(128,801,048)	25,576,527	(111,456,366)

From Contractowners Transactions:
Payments received from contractowners	439,600	133,358	7,865,739	10,881,387	7,317,896	6,789,865
Transfers between Variable Investment Options including guaranteed interest account, net	(20,952)	2,747,028	(4,960,472)	(11,475,182)	24,715,567	(24,260,898)
Redemptions for contract benefits and terminations	(6,235,374)	(5,876,545)	(81,757,487)	(87,349,491)	(91,323,629)	(98,842,373)
Contract maintenance charges	(1,329,118)	(1,374,024)	(15,327,295)	(16,524,087)	(17,428,487)	(18,962,328)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,145,844)	(4,370,183)	(94,179,515)	(104,467,373)	(76,718,653)	(135,275,734)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	(6)	1,553	(7)	(21)	16

Net Increase (Decrease) in Net Assets	(3,922,400)	(13,042,021)	(42,136,096)	(233,268,428)	(51,142,147)	(246,732,084)
Net Assets — Beginning of Year or Period	52,237,871	65,279,892	613,312,444	846,580,872	897,147,761	1,143,879,845

Net Assets — End of Year or Period	$48,315,471	$52,237,871	$571,176,348	$613,312,444	$846,005,614	$897,147,761

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/EQUITY 500 INDEX*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(7,735,025)	$(9,130,919)	$(337,511)	$(1,009,587)	$(3,763,621)	$(7,575,019)
Net realized gain (loss)	377,336,011	118,165,535	(9,360,504)	(2,513,965)	(5,710,801)	9,108,458
Net change in unrealized appreciation (depreciation) of investments	38,241,306	(584,011,767)	19,345,581	(16,818,893)	120,223,301	(185,598,243)

Net increase (decrease) in net assets resulting from operations	407,842,292	(474,977,151)	9,647,566	(20,342,445)	110,748,879	(184,064,804)

From Contractowners Transactions:
Payments received from contractowners	9,205,820	9,481,642	438,238	442,325	1,961,167	3,197,147
Transfers between Variable Investment Options including guaranteed interest account, net	18,629,481	12,180,611	294,606	1,123,378	(14,592,525)	167,395
Redemptions for contract benefits and terminations	(199,862,287)	(174,148,367)	(7,281,559)	(7,935,008)	(54,625,435)	(50,746,136)
Contract maintenance charges	(30,777,010)	(30,919,585)	(1,872,909)	(1,965,885)	(12,311,701)	(12,571,925)

Net increase (decrease) in net assets resulting from contractowners transactions	(202,803,996)	(183,405,699)	(8,421,624)	(8,335,190)	(79,568,494)	(59,953,519)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	14	(27)	—	—	—	10

Net Increase (Decrease) in Net Assets	205,038,310	(658,382,877)	1,225,942	(28,677,635)	31,180,385	(244,018,313)
Net Assets — Beginning of Year or Period	1,814,499,137	2,472,882,014	84,946,081	113,623,716	603,264,489	847,282,802

Net Assets — End of Year or Period	$2,019,537,447	$1,814,499,137	$86,172,023	$84,946,081	$634,444,874	$603,264,489

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(502,938)	$(3,374,450)	$1,286,142	$(683,934)	$1,419,500	$(1,782,728)
Net realized gain (loss)	47,607,827	58,988,047	(8,563,982)	(1,775,266)	25,713,763	2,051,208
Net change in unrealized appreciation (depreciation) of investments	20,492,693	(174,009,721)	9,854,790	(10,001,902)	62,294,423	(125,646,528)

Net increase (decrease) in net assets resulting from operations	67,597,582	(118,396,124)	2,576,950	(12,461,102)	89,427,686	(125,378,048)

From Contractowners Transactions:
Payments received from contractowners	503,854	1,044,301	954,429	1,025,503	3,989,354	2,960,352
Transfers between Variable Investment Options including guaranteed interest account, net	(989,097)	(984,461)	416,627	3,683,915	(21,848,484)	(2,034,397)
Redemptions for contract benefits and terminations	(38,152,729)	(41,463,426)	(12,479,821)	(12,183,218)	(55,438,885)	(54,202,269)
Contract maintenance charges	(9,649,625)	(9,912,067)	(2,460,425)	(2,491,933)	(12,316,330)	(12,282,705)

Net increase (decrease) in net assets resulting from contractowners transactions	(48,287,597)	(51,315,653)	(13,569,190)	(9,965,733)	(85,614,345)	(65,559,019)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	4,663	—	(10)	—	—	—

Net Increase (Decrease) in Net Assets	19,314,648	(169,711,777)	(10,992,250)	(22,426,835)	3,813,341	(190,937,067)
Net Assets — Beginning of Year or Period	483,582,656	653,294,433	120,156,040	142,582,875	631,331,585	822,268,652

Net Assets — End of Year or Period	$502,897,304	$483,582,656	$109,163,790	$120,156,040	$635,144,926	$631,331,585

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-36

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,930,986	$5,125,096	$1,678,168	$252,002	$(5,288,635)	$(5,873,936)
Net realized gain (loss)	24,056,238	(1,321,748)	6,637,386	(927,968)	22,390,513	22,626,825
Net change in unrealized appreciation (depreciation) of investments	52,259,949	(87,796,279)	37,683,589	(53,908,981)	35,047,558	(102,235,032)

Net increase (decrease) in net assets resulting from operations	83,247,173	(83,992,931)	45,999,143	(54,584,947)	52,149,436	(85,482,143)

From Contractowners Transactions:
Payments received from contractowners	2,515,202	3,619,319	947,334	1,848,564	1,312,866	1,490,412
Transfers between Variable Investment Options including guaranteed interest account, net	(10,254,489)	1,299,036	(12,632,151)	2,470,644	(2,103,696)	(8,546,071)
Redemptions for contract benefits and terminations	(43,717,793)	(41,774,868)	(25,503,102)	(24,795,962)	(32,703,672)	(31,008,733)
Contract maintenance charges	(10,041,472)	(9,658,421)	(5,349,961)	(5,175,233)	(7,304,728)	(7,487,666)

Net increase (decrease) in net assets resulting from contractowners transactions	(61,498,552)	(46,514,934)	(42,537,880)	(25,651,987)	(40,799,230)	(45,552,058)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	104	5	—	(12)	2,750	—

Net Increase (Decrease) in Net Assets	21,748,725	(130,507,860)	3,461,263	(80,236,946)	11,352,956	(131,034,201)
Net Assets — Beginning of Year or Period	508,468,037	638,975,897	288,983,490	369,220,436	359,719,747	490,753,948

Net Assets — End of Year or Period	$530,216,762	$508,468,037	$292,444,753	$288,983,490	$371,072,703	$359,719,747

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

.

FSA-37

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,941,287	$(19,732,765)	$(9,332,965)	$(9,631,677)	$(27,324,626)	$(38,249,007)
Net realized gain (loss)	54,726,413	138,490,644	42,411,004	76,249,126	(190,346,499)	305,167,982
Net change in unrealized appreciation (depreciation) of investments	189,645,213	(434,147,436)	214,130,001	(372,338,830)	1,017,357,137	(1,391,284,076)

Net increase (decrease) in net assets resulting from operations	247,312,913	(315,389,557)	247,208,040	(305,721,381)	799,686,012	(1,124,365,101)

From Contractowners Transactions:
Payments received from contractowners	5,588,329	6,702,385	2,016,001	1,486,493	6,641,244	8,081,577
Transfers between Variable Investment Options including guaranteed interest account, net	(22,369,387)	(31,848,399)	(314,770)	(3,679,550)	(77,261,264)	3,827,991
Redemptions for contract benefits and terminations	(118,901,904)	(122,643,446)	(63,948,411)	(59,356,942)	(236,408,807)	(224,117,297)
Contract maintenance charges	(19,841,750)	(20,788,342)	(12,585,196)	(12,381,783)	(43,844,052)	(44,018,368)

Net increase (decrease) in net assets resulting from contractowners transactions	(155,524,712)	(168,577,802)	(74,832,376)	(73,931,782)	(350,872,879)	(256,226,097)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	2,706	—	532	168,880	307,083	(299,995)

Net Increase (Decrease) in Net Assets	91,790,907	(483,967,359)	172,376,196	(379,484,283)	449,120,216	(1,380,891,193)
Net Assets — Beginning of Year or Period	1,190,434,347	1,674,401,706	653,539,073	1,033,023,356	2,285,327,598	3,666,218,791

Net Assets — End of Year or Period	$1,282,225,254	$1,190,434,347	$825,915,269	$653,539,073	$2,734,447,814	$2,285,327,598

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-38

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$343,941	$(275,835)	$2,536,085	$(4,675,987)	$(3,187,980)	$(4,020,621)
Net realized gain (loss)	22,520,270	12,257,859	186,864,052	121,233,471	36,258,918	62,721,010
Net change in unrealized appreciation (depreciation) of investments	14,065,274	(60,790,699)	29,209,833	(427,717,818)	59,183,338	(192,262,467)

Net increase (decrease) in net assets resulting from operations	36,929,485	(48,808,675)	218,609,970	(311,160,334)	92,254,276	(133,562,078)

From Contractowners Transactions:
Payments received from contractowners	1,802,433	2,028,497	8,788,414	8,806,649	3,734,971	3,022,708
Transfers between Variable Investment Options including guaranteed interest account, net	(2,225,593)	30,733,502	(19,255,101)	(55,247,210)	3,133,939	(17,255,930)
Redemptions for contract benefits and terminations	(35,972,093)	(36,600,589)	(179,680,122)	(178,119,070)	(62,441,761)	(61,149,001)
Contract maintenance charges	(8,407,164)	(8,572,895)	(31,796,101)	(33,847,449)	(12,298,957)	(12,751,226)

Net increase (decrease) in net assets resulting from contractowners transactions	(44,802,417)	(12,411,485)	(221,942,910)	(258,407,080)	(67,871,808)	(88,133,449)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(12)	(58)	105,867	(102,926)	3,148	5,763

Net Increase (Decrease) in Net Assets	(7,872,944)	(61,220,218)	(3,227,073)	(569,670,340)	24,385,616	(221,689,764)
Net Assets — Beginning of Year or Period	443,326,105	504,546,323	1,916,686,740	2,486,357,080	696,012,946	917,702,710

Net Assets — End of Year or Period	$435,453,161	$443,326,105	$1,913,459,667	$1,916,686,740	$720,398,562	$696,012,946

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-39

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(313,224)	$(5,379,647)	$9,276,365	$(9,085,545)	$(118,541)	$(3,098,826)
Net realized gain (loss)	46,179,392	36,160,146	(297,443,643)	153,135,726	27,186,055	54,823,460
Net change in unrealized appreciation (depreciation) of investments	46,256,242	(204,859,187)	553,110,877	(745,504,733)	34,730,325	(166,050,294)

Net increase (decrease) in net assets resulting from operations	92,122,410	(174,078,688)	264,943,599	(601,454,552)	61,797,839	(114,325,660)

From Contractowners Transactions:
Payments received from contractowners	3,636,562	3,878,094	32,815,865	31,289,734	1,723,484	361,375
Transfers between Variable Investment Options including guaranteed interest account, net	68,664	(18,832,470)	(17,124,521)	(31,667,492)	(1,451,700)	(3,672,924)
Redemptions for contract benefits and terminations	(77,192,090)	(77,680,375)	(330,950,135)	(347,026,809)	(42,886,905)	(41,388,188)
Contract maintenance charges	(14,926,119)	(16,162,104)	(66,242,253)	(71,206,124)	(10,141,054)	(10,414,018)

Net increase (decrease) in net assets resulting from contractowners transactions	(88,412,983)	(108,796,855)	(381,501,044)	(418,610,691)	(52,756,175)	(55,113,755)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	4,923	—	10,263	—	3,734	—

Net Increase (Decrease) in Net Assets	3,714,350	(282,875,543)	(116,547,182)	(1,020,065,243)	9,045,398	(169,439,415)
Net Assets — Beginning of Year or Period	855,806,047	1,138,681,590	2,692,912,946	3,712,978,189	495,728,246	665,167,661

Net Assets — End of Year or Period	$859,520,397	$855,806,047	$2,576,365,764	$2,692,912,946	$504,773,644	$495,728,246

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-40

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,715,873	$(27,165,876)	$26,716,445	$3,205,294	$3,550,566	$(5,319,102)
Net realized gain (loss)	(509,736,806)	405,138,323	(4,378)	(314,548)	(50,390,548)	(6,301,722)
Net change in unrealized appreciation (depreciation) of investments	1,130,032,009	(1,590,372,318)	4,375	315,339	61,422,455	(70,052,556)

Net increase (decrease) in net assets resulting from operations	624,011,076	(1,212,399,871)	26,716,442	3,206,085	14,582,473	(81,673,380)

From Contractowners Transactions:
Payments received from contractowners	32,025,997	38,814,129	3,576,437,938	8,285,378,554	5,199,438	4,031,635
Transfers between Variable Investment Options including guaranteed interest account, net	(56,318,852)	(55,103,371)	(2,346,724,830)	(7,005,840,634)	26,676,265	(17,987,796)
Redemptions for contract benefits and terminations	(518,607,747)	(521,422,106)	(1,257,352,198)	(1,285,543,784)	(57,438,707)	(59,172,572)
Contract maintenance charges	(117,848,639)	(123,155,401)	(4,414,025)	(3,940,787)	(12,294,105)	(13,294,365)

Net increase (decrease) in net assets resulting from contractowners transactions	(660,749,241)	(660,866,749)	(32,053,115)	(9,946,651)	(37,857,109)	(86,423,098)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	325,444	(300,057)	705,417	1,052,253	7	(6,003)

Net Increase (Decrease) in Net Assets	(36,412,721)	(1,873,566,677)	(4,631,256)	(5,688,313)	(23,274,629)	(168,102,481)
Net Assets — Beginning of Year or Period	4,935,582,439	6,809,149,116	809,119,582	814,807,895	569,751,549	737,854,030

Net Assets — End of Year or Period	$4,899,169,718	$4,935,582,439	$804,488,326	$809,119,582	$546,476,920	$569,751,549

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-41

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/SMALL COMPANY INDEX*		MULTIMANAGER TECHNOLOGY*
	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,275,921)	$(2,578,129)	$(9,552,024)	$(10,065,314)
Net realized gain (loss)	(16,896,568)	6,790,414	(65,539,095)	59,176,597
Net change in unrealized appreciation (depreciation) of investments	73,842,287	(114,539,951)	322,933,698	(408,222,713)

Net increase (decrease) in net assets resulting from operations	55,669,798	(110,327,666)	247,842,579	(359,111,430)

From Contractowners Transactions:
Payments received from contractowners	1,686,729	1,744,029	1,110,196	1,602,718
Transfers between Variable Investment Options including guaranteed interest account, net	4,413,726	2,648,311	7,915,176	(7,833,637)
Redemptions for contract benefits and terminations	(33,145,031)	(33,180,018)	(51,511,088)	(52,202,005)
Contract maintenance charges	(6,942,036)	(7,310,962)	(11,496,449)	(11,445,532)

Net increase (decrease) in net assets resulting from contractowners transactions	(33,986,612)	(36,098,640)	(53,982,165)	(69,878,456)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	6	10	(27)

Net Increase (Decrease) in Net Assets	21,683,186	(146,426,300)	193,860,424	(428,989,913)
Net Assets — Beginning of Year or Period	389,209,237	535,635,537	544,487,888	973,477,801

Net Assets — End of Year or Period	$410,892,423	$389,209,237	$738,348,312	$544,487,888

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-42

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

The change in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	2,890	(3,697)	(807)	356	(1,184)	(828)

1290 VT GAMCO SMALL COMPANY VALUE	IB	3,179	(3,971)	(792)	103	(972)	(869)

1290 VT SMARTBETA EQUITY ESG	IB	6,165	(8,081)	(1,916)	537	(2,509)	(1,972)

1290 VT SOCIALLY RESPONSIBLE	IB	1,616	(1,968)	(352)	211	(638)	(427)

EQ/400 MANAGED VOLATILITY	IB	8,338	(9,731)	(1,393)	173	(1,656)	(1,483)

EQ/2000 MANAGED VOLATILITY	IB	14,529	(16,458)	(1,929)	397	(2,206)	(1,809)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	27,719	(34,850)	(7,131)	11,549	(10,977)	572

EQ/AB SMALL CAP GROWTH	IB	5,142	(5,902)	(760)	344	(1,080)	(736)

EQ/AGGRESSIVE ALLOCATION	IB	24,730	(32,847)	(8,117)	881	(9,404)	(8,523)

EQ/AGGRESSIVE GROWTH STRATEGY	IB	12,788	(20,868)	(8,080)	1,068	(9,285)	(8,217)

EQ/BALANCED STRATEGY	IB	36,015	(42,469)	(6,454)	2,108	(9,642)	(7,534)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	2,681	(3,500)	(819)	287	(1,318)	(1,031)

EQ/COMMON STOCK INDEX	IB	7,510	(8,824)	(1,314)	120	(1,646)	(1,526)

EQ/CONSERVATIVE ALLOCATION	IB	25,285	(32,170)	(6,885)	5,827	(12,266)	(6,439)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	4,883	(5,394)	(511)	67	(819)	(752)

EQ/CONSERVATIVE STRATEGY	IB	3,769	(4,362)	(593)	299	(656)	(357)

EQ/CONSERVATIVE-PLUS ALLOCATIONIB		20,200	(26,268)	(6,068)	1,840	(8,512)	(6,672)

EQ/CORE BOND INDEX	IB	51,865	(58,851)	(6,986)	3,369	(15,289)	(11,920)

EQ/EQUITY 500 INDEX	IB	22,173	(26,032)	(3,859)	2,382	(5,822)	(3,440)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	2,066	(2,492)	(426)	434	(841)	(407)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	8,481	(10,659)	(2,178)	234	(1,943)	(1,709)

EQ/GROWTH STRATEGY	IB	18,719	(20,828)	(2,109)	86	(2,306)	(2,220)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	6,596	(7,657)	(1,061)	1,054	(1,892)	(838)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	22,779	(27,655)	(4,876)	492	(4,449)	(3,957)

EQ/INTERNATIONAL EQUITY INDEX	IB	16,513	(20,113)	(3,600)	823	(3,766)	(2,943)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	9,335	(11,490)	(2,155)	534	(1,934)	(1,400)

EQ/JANUS ENTERPRISE	IB	4,605	(5,696)	(1,091)	195	(1,448)	(1,253)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	27,746	(32,692)	(4,946)	325	(5,825)	(5,500)

EQ/LARGE CAP GROWTH INDEX	IB	11,114	(12,935)	(1,821)	1,038	(2,858)	(1,820)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	31,751	(38,759)	(7,008)	591	(5,980)	(5,389)

EQ/LARGE CAP VALUE INDEX	IB	16,407	(19,526)	(3,119)	3,948	(4,875)	(927)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	47,057	(55,368)	(8,311)	679	(10,409)	(9,730)

EQ/MID CAP INDEX	IB	13,360	(15,452)	(2,092)	336	(3,103)	(2,767)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	15,914	(18,564)	(2,650)	371	(3,582)	(3,211)

EQ/MODERATE ALLOCATION	IB	57,836	(75,294)	(17,458)	1,582	(21,096)	(19,514)

EQ/MODERATE GROWTH STRATEGY	IB	20,651	(23,196)	(2,545)	62	(2,707)	(2,645)

EQ/MODERATE-PLUS ALLOCATIONIB		93,626	(124,497)	(30,871)	1,345	(32,478)	(31,133)

EQ/MONEY MARKET	IB	1,706,889	(1,726,171)	(19,282)	2,183,879	(2,207,015)	(23,136)

EQ/QUALITY BOND PLUS	IB	35,122	(38,311)	(3,189)	3,730	(10,970)	(7,240)

EQ/SMALL COMPANY INDEX	IB	6,736	(7,732)	(996)	428	(1,477)	(1,049)

MULTIMANAGER TECHNOLOGY	IB	6,528	(7,465)	(937)	1,168	(2,383)	(1,215)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2023

1.	Organization

Equitable Financial Life Insurance Company (“Equitable Financial”) Separate Account No. 49 (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust (“EQAT”). EQAT is an open-ended investment management company that sells shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of EQAT have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2023, a Statement of Operations for the year ended December 31, 2023, and a Statement of Changes in Net Assets for the years ended December 31, 2023 and 2022:

EQ Advisors Trust*

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation(1)
•	EQ/Aggressive Growth Strategy
•	EQ/Balanced Strategy
•	EQ/Clearbridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation(1)
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation(1)
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Janus Enterprise
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation(1)
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation(1)
•	EQ/Money Market
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	Multimanager Technology

(1)	The Variable Investment Option was previously held under EQ Premier VIP Trust until November 12, 2023.
*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

Note: Separate Account No. 49 also includes one Variable Investment Option that has not been offered to the investors of the separate account and for which the financial statements have not been included herein.

The Account is used to fund benefits for variable annuities issued by Equitable Financial including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account

FSA-45

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Concluded)

are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trust, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed

FSA-46

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

2.	Significant Accounting Policies (Concluded)

interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-47

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2023 were as follows:

	Purchases	Sales
1290 VT GAMCO MERGERS & ACQUISITIONS	$50,470,986	$60,612,300
1290 VT GAMCO SMALL COMPANY VALUE	339,355,341	377,721,201
1290 VT SMARTBETA EQUITY ESG	82,334,204	105,189,866
1290 VT SOCIALLY RESPONSIBLE	51,143,313	60,942,775
EQ/400 MANAGED VOLATILITY	169,406,488	191,477,285
EQ/2000 MANAGED VOLATILITY	251,527,146	282,211,112
EQ/AB SHORT DURATION GOVERNMENT BOND	254,886,231	314,243,199
EQ/AB SMALL CAP GROWTH	228,112,956	265,455,164
EQ/AGGRESSIVE ALLOCATION	685,074,610	835,272,839
EQ/AGGRESSIVE GROWTH STRATEGY	173,617,754	257,371,457
EQ/BALANCED STRATEGY	450,912,543	513,402,539
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	64,045,581	84,921,249
EQ/COMMON STOCK INDEX	531,229,550	584,181,159
EQ/CONSERVATIVE ALLOCATION	343,173,559	421,868,392
EQ/CONSERVATIVE GROWTH STRATEGY	79,276,064	86,189,421
EQ/CONSERVATIVE STRATEGY	46,609,038	53,593,887
EQ/CONSERVATIVE-PLUS ALLOCATION	336,534,829	415,535,172
EQ/CORE BOND INDEX	606,584,566	678,252,718
EQ/EQUITY 500 INDEX	1,194,875,475	1,389,037,542
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	44,339,411	50,547,068
EQ/GLOBAL EQUITY MANAGED VOLATILITY	335,638,365	394,139,414
EQ/GROWTH STRATEGY	440,415,470	478,439,056
EQ/INTERMEDIATE GOVERNMENT BOND	88,597,874	100,878,187
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	415,441,069	494,823,840
EQ/INTERNATIONAL EQUITY INDEX	299,620,257	354,187,721
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	195,676,767	236,536,479
EQ/JANUS ENTERPRISE	199,347,441	220,318,375
EQ/LARGE CAP CORE MANAGED VOLATILITY	940,050,043	994,005,768
EQ/LARGE CAP GROWTH INDEX	462,406,150	516,536,369
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1,741,108,065	1,896,427,510
EQ/LARGE CAP VALUE INDEX	254,611,511	286,749,442
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1,374,520,413	1,493,613,347
EQ/MID CAP INDEX	460,511,118	504,016,799
EQ/MID CAP VALUE MANAGED VOLATILITY	579,383,046	627,748,574
EQ/MODERATE ALLOCATION	1,400,516,744	1,717,305,312
EQ/MODERATE GROWTH STRATEGY	441,390,762	482,267,623
EQ/MODERATE-PLUS ALLOCATION	2,218,229,625	2,735,038,670
EQ/MONEY MARKET	10,180,935,265	10,184,865,776
EQ/QUALITY BOND PLUS	427,561,376	461,867,898
EQ/SMALL COMPANY INDEX	244,165,221	266,685,528
MULTIMANAGER TECHNOLOGY	400,166,798	430,237,542

5.	Expenses and Related Party Transaction

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trust. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a

FSA-48

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

5.	Expenses and Related Party Transaction (Concluded)

Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 1.25% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT, including the EQ/AB Short Duration Government Bond; EQ/AB Small Cap Growth, EQ/Common Stock Index; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Large Cap Value Index; EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value Managed Volatility; EQ/Quality Bond PLUS; and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc (“Holdings”).

Equitable Advisors, LLC (“Equitable Advisors”) and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”) or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Distributors.

Equitable Financial serves as the transfer agent for EQAT.

FSA-49

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

6.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge
Accumulator and Rollover IRA issued before May 1, 1997	0.90%	0.30%	—	1.20%	1.20%
Accumulator issued on or after May 1, 1997	1.10%	0.25%	—	1.35%	1.35%
Accumulator issued on or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%
Accumulator issued on or after April 1, 2002	0.75%	0.25%	0.20%	1.20%	1.20%
Accumulator issued on or after September 15, 2003	0.75%	0.30%	0.20%	1.25%	1.25%
Accumulator 06, 07, 8.0, 9.0	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator Elite, Plus, Select	1.10%	0.25%	0.25%	1.60%	1.60%
Accumulator Select II	1.10%	0.35%	0.45%	1.90%	1.90%
Accumulator Select issued on or after April 1, 2002	1.10%	0.25%	0.35%	1.70%	1.70%
Accumulator Plus issued on or after April 1, 2002	0.90%	0.25%	0.25%	1.40%	1.40%
Accumulator Plus issued on or after September 15, 2003	0.90%	0.35%	0.25%	1.50%	1.50%
Accumulator Plus 06, 07, 8.0, 9.0	0.95%	0.35%	0.25%	1.55%	1.55%
Accumulator Elite issued on or after September 15, 2003	1.10%	0.30%	0.25%	1.65%	1.65%
Accumulator Elite II	1.10%	0.25%	0.45%	1.80%	1.80%
Accumulator Elite 06, 07, 8.0, 9.0	1.10%	0.30%	0.25%	1.65%	1.65%
Stylus	0.80%	0.30%	0.05%	1.15%	1.15%
Retirement Income for Life	0.75%	0.30%	0.20%	1.25%	1.25%
Retirement Income for Life (NY)	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%
Accumulator Express	0.70%	0.25%	—	0.95%	0.95%
Structured Capital Strategies PLUS Guard	1.15%	—	—	1.15%	1.15%
Structured Capital Strategies Series B(2)	1.25%	—	—	1.25%	1.25%
Structured Capital Strategies Series ADV(2)	0.65%	—	—	0.65%	0.65%
Structured Capital Strategies Series C(2)	1.65%	—	—	1.65%	1.65%
Structured Capital Strategies 16 Series B(2)	1.25%	—	—	1.25%	1.25%
Structured Capital Strategies 16 Series ADV(2)	0.25%	—	—	0.25%	0.25%
Structured Capital Strategies 16 Series C(2)	1.65%	—	—	1.65%	1.65%
Structured Capital Strategies PLUS	1.15%	—	—	1.15%	1.15%
Structured Capital Strategies PLUS 21	0.00%	—	—	0.00%	0.00%

(1)	Accumulator Advisor’s annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
(2)	Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

FSA-50

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

6.	Asset-based Charges and Contractowner Charges (Continued)

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction

Low – 0% in contract year 10 and thereafter.

High – 8% in contract years 1 and 2. The charge is 7% in contract years 3 and 4, and declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Unit liquidation from account value

BaseBuilder benefit charge	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary.	Low – 0.20% High – 0.35%	Unit liquidation from account value

Guaranteed minimum death benefit options:

Annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.20% of the Annual ratchet to age 85 benefit base High – 0.35% of the Annual ratchet to age 85 benefit base	Unit liquidation from account value

Greater of 4% roll up to age 85 or Annual ratchet to age 85	Annually on each contract date anniversary.	1.00% of the greater of 4% roll-up to age 85 or Annual ratchet to age 85 benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.50% of the greater of 5% roll-up to age 85 or annual ratchet to age 85 benefit base High – 1.00 % of 5% roll-up to age 85 or Annual ratchet to age 85 benefit base	Unit liquidation from account value

6% rollup to age 80 or 70		0.20% of 6% roll-up to age 80 (or 70) benefit base

6% rollup to age 85	Annually on each contract date anniversary.	Low – 0.35% of the 6% roll-up to age 85 benefit base High – 0.45% of the 6% roll-up to age 85 benefit base	Unit liquidation from account value

FSA-51

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

6.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Greater of 6.5%, 6% or 3% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.

Low – 0.45% of the 6% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

High – 1.10% of the 6.5%, 6% or 3% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

Unit liquidation from account value

Greater of 5% rollup to owner’s age 80 or Annual ratchet to owner’s age 80

Low – 0.80% (max 0.95%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

High – 1.25% (max 1.25%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

Greater of compounded annual roll-up to age 85 or annual ratchet to age 85

Low – 0.80% (max 0.95%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

High – 1.05% (max 1.05%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

Greater of GMDB I Greater of GMDB II	Annually on each contract date anniversary.	GMDB I election: 0.80% (max 1.05%) GMDB II election: 1.00% (max 1.25%)	Unit liquidation from account value

Greater of GMIB I Greater of GMIB II	Annually on each contract date anniversary.	GMIB I election: 0.80% (max 1.20%) GMIB II election: 1.00% (max 1.40%)	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life Enhanced Death Benefit	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Earnings Enhancement Benefit (additional death benefit)	Annually on each contract date anniversary.	0.35%	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary.	Low – 0.45% High – 1.15% (max 1.30%)	Unit liquidation from account value

Guaranteed Principal Benefit	Annually on first 10 contract date anniversaries	Low – 100% Guaranteed Principal Benefit – 0.50% High – 125% Guaranteed Principal Benefit – 0.75%	Unit liquidation from account value

Guaranteed Withdrawal Benefit	Annually on each contract date anniversary.	Low – 5% Withdrawal Option is 0.35% (max 0.60%) High – 7% Withdrawal Option is 0.50% (max 0.80%)	Unit liquidation from account value

Net Loan Interest charge for Rollover	Netted against loan repayment	2.00%	Unit liquidation from account value

Retirement Income for Life Benefit charge	Annually on contract date anniversary.	Low – 0.60% for Single life 0.75% for Joint life High – 0.75% for Single life 0.90% for Joint life	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life (GWBL)	Annually on each contract date anniversary.	Low – 0.60% for Single life; 0.75% for Joint life High – 0.80% for Single life; 0.95% for Joint life	Unit liquidation from account value

FSA-52

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

6.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Death benefit under converted GWBL	Annually on each contract date anniversary.	The GMDB charge in effect prior to conversion will be deducted. Note – Charge will vary depending on combination GMDB elections.	Unit liquidation from account value

Converted Guaranteed withdrawal benefit for life charge	Upon initial conversion and annually on each contract date anniversary thereafter	Single and Joint life – charge is equal to the percentage of Guaranteed minimum income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.	Unit liquidation from account value

Return of Premium (ROP) DB	Daily	Cost is 0.20%. Max is 0.40%.	Unit liquidation from account value

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges:

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85. Current charge: $0 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125. Current charge: $65 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

7.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

FSA-53

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT GAMCO Mergers & Acquisitions
2023	Lowest contract charge 1.20% Class IB	$ 17.85	—	—	—	8.18%
	Highest contract charge 1.80% Class IB	$ 15.94	—	—	—	7.56%
	All contract charges	—	5,278	$89,411	1.76%
2022	Lowest contract charge 1.20% Class IB	$ 16.50	—	—	—	(7.15)%
	Highest contract charge 1.80% Class IB	$ 14.82	—	—	—	(7.66)%
	All contract charges	—	6,085	$95,510	0.31%
2021	Lowest contract charge 1.20% Class IB	$ 17.77	—	—	—	10.03%
	Highest contract charge 1.80% Class IB	$ 16.05	—	—	—	9.33%
	All contract charges	—	6,913	$117,157	0.65%
2020	Lowest contract charge 1.20% Class IB	$ 16.15	—	—	—	(2.48)%
	Highest contract charge 1.80% Class IB	$ 14.68	—	—	—	(3.04)%
	All contract charges	—	7,651	$118,249	0.17%
2019	Lowest contract charge 1.20% Class IB	$ 16.56	—	—	—	7.32%
	Highest contract charge 1.80% Class IB	$ 15.14	—	—	—	6.62%
	All contract charges	—	8,328	$132,273	4.05%
1290 VT GAMCO Small Company Value
2023	Lowest contract charge 1.20% Class IB	$111.21	—	—	—	19.61%
	Highest contract charge 1.90% Class IB	$ 86.46	—	—	—	18.76%
	All contract charges	—	6,283	$680,431	0.61%
2022	Lowest contract charge 1.20% Class IB	$ 92.98	—	—	—	(11.75)%
	Highest contract charge 1.90% Class IB	$ 72.80	—	—	—	(12.37)%
	All contract charges	—	7,075	$642,241	0.51%
2021	Lowest contract charge 1.20% Class IB	$105.36	—	—	—	23.63%
	Highest contract charge 1.90% Class IB	$ 83.08	—	—	—	22.75%
	All contract charges	—	7,944	$817,327	0.61%
2020	Lowest contract charge 1.20% Class IB	$ 85.22	—	—	—	8.20%
	Highest contract charge 1.90% Class IB	$ 67.68	—	—	—	7.43%
	All contract charges	—	9,097	$758,864	0.73%
2019	Lowest contract charge 1.20% Class IB	$ 78.76	—	—	—	21.86%
	Highest contract charge 1.90% Class IB	$ 63.00	—	—	—	21.01%
	All contract charges	—	10,091	$780,265	0.58%
1290 VT SmartBeta Equity ESG
2023	Lowest contract charge 1.20% Class IB	$ 14.04	—	—	—	15.08%
	Highest contract charge 1.80% Class IB	$ 13.74	—	—	—	14.50%
	All contract charges	—	13,774	$191,407	1.28%
2022	Lowest contract charge 1.20% Class IB	$ 12.20	—	—	—	(15.57)%
	Highest contract charge 1.80% Class IB	$ 12.00	—	—	—	(16.14)%
	All contract charges	—	15,690	$189,896	1.14%
2021	Lowest contract charge 1.20% Class IB	$ 14.45	—	—	—	21.63%
	Highest contract charge 1.80% Class IB	$ 14.31	—	—	—	20.86%
	All contract charges	—	17,662	$253,985	1.22%
2020	Lowest contract charge 1.20% Class IB	$ 11.88	—	—	—	18.44%
	Highest contract charge 1.80% Class IB	$ 11.84	—	—	—	18.05%
	All contract charges	—	19,608	$232,519	0.57%

1290 VT Socially Responsible
2023	Lowest contract charge 1.20% Class IB	$ 30.95	—	—	—	25.97%
	Highest contract charge 1.80% Class IB	$ 26.69	—	—	—	25.25%
	All contract charges	—	2,568	$88,791	0.72%
2022	Lowest contract charge 1.20% Class IB	$ 24.57	—	—	—	(23.05)%
	Highest contract charge 1.80% Class IB	$ 21.31	—	—	—	(23.51)%
	All contract charges	—	2,920	$80,509	0.60%
2021	Lowest contract charge 1.20% Class IB	$ 31.93	—	—	—	28.75%
	Highest contract charge 1.80% Class IB	$ 27.86	—	—	—	27.97%
	All contract charges	—	3,347	$120,211	0.48%
2020	Lowest contract charge 1.20% Class IB	$ 24.80	—	—	—	18.55%

FSA-54

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
	Highest contract charge 1.80% Class IB	$21.77	—	—	—	17.80%
	All contract charges	—	3,280	$91,393	0.79%
2019	Lowest contract charge 1.20% Class IB	$20.92	—	—	—	28.66%
	Highest contract charge 1.80% Class IB	$18.48	—	—	—	27.89%
	All contract charges	—	3,597	$84,475	0.91%

EQ/400 Managed Volatility
2023	Lowest contract charge 1.20% Class IB	$21.76	—	—	—	14.05%
	Highest contract charge 1.90% Class IB	$20.18	—	—	—	13.24%
	All contract charges	—	11,120	$235,665	1.12%
2022	Lowest contract charge 1.20% Class IB	$19.08	—	—	—	(16.54)%
	Highest contract charge 1.90% Class IB	$17.82	—	—	—	(17.12)%
	All contract charges	—	12,513	$233,120	0.73%
2021	Lowest contract charge 1.20% Class IB	$22.86	—	—	—	22.18%
	Highest contract charge 1.90% Class IB	$21.50	—	—	—	21.33%
	All contract charges	—	13,996	$313,094	0.38%
2020	Lowest contract charge 1.20% Class IB	$18.71	—	—	—	12.10%
	Highest contract charge 1.90% Class IB	$17.72	—	—	—	11.31%
	All contract charges	—	15,818	$290,313	0.69%
2019	Lowest contract charge 1.20% Class IB	$16.69	—	—	—	23.45%
	Highest contract charge 1.90% Class IB	$15.92	—	—	—	22.56%
	All contract charges	—	17,473	$286,745	0.94%

EQ/2000 Managed Volatility
2023	Lowest contract charge 0.95% Class IB	$19.78	—	—	—	14.87%
	Highest contract charge 1.90% Class IB	$17.85	—	—	—	13.77%
	All contract charges	—	18,745	$351,881	1.23%
2022	Lowest contract charge 0.95% Class IB	$17.22	—	—	—	(23.13)%
	Highest contract charge 1.90% Class IB	$15.69	—	—	—	(23.87)%
	All contract charges	—	20,674	$339,441	0.71%
2021	Lowest contract charge 0.95% Class IB	$22.40	—	—	—	12.85%
	Highest contract charge 1.90% Class IB	$20.61	—	—	—	11.77%
	All contract charges	—	22,483	$482,623	0.36%
2020	Lowest contract charge 0.95% Class IB	$19.85	—	—	—	18.15%
	Highest contract charge 1.90% Class IB	$18.44	—	—	—	17.01%
	All contract charges	—	25,764	$492,531	0.77%
2019	Lowest contract charge 0.95% Class IB	$16.80	—	—	—	23.26%
	Highest contract charge 1.90% Class IB	$15.76	—	—	—	22.08%
	All contract charges	—	28,331	$460,532	0.89%

EQ/AB Short Duration Government Bond
2023	Lowest contract charge 1.20% Class IB	$ 9.29	—	—	—	3.11%
	Highest contract charge 1.90% Class IB	$ 8.61	—	—	—	2.38%
	All contract charges	—	41,471	$373,673	2.40%
2022	Lowest contract charge 1.20% Class IB	$ 9.01	—	—	—	(3.01)%
	Highest contract charge 1.90% Class IB	$ 8.41	—	—	—	(3.78)%
	All contract charges	—	48,602	$425,936	0.52%
2021	Lowest contract charge 1.20% Class IB	$ 9.29	—	—	—	(1.48)%
	Highest contract charge 1.90% Class IB	$ 8.74	—	—	—	(2.24)%
	All contract charges	—	48,030	$435,373	0.38%
2020	Lowest contract charge 1.20% Class IB	$ 9.43	—	—	—	(0.32)%
	Highest contract charge 1.90% Class IB	$ 8.94	—	—	—	(0.89)%
	All contract charges	—	53,505	$493,465	0.93%
2019	Lowest contract charge 1.20% Class IB	$ 9.46	—	—	—	1.28%
	Highest contract charge 1.90% Class IB	$ 9.02	—	—	—	0.56%
	All contract charges	—	50,495	$468,549	1.72%

EQ/AB Small Cap Growth
2023	Lowest contract charge 0.95% Class IB	$62.97	—	—	—	16.61%
	Highest contract charge 1.90% Class IB	$48.70	—	—	—	15.48%

FSA-55

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
	All contract charges	—	8,185	$390,361	0.27%
2022	Lowest contract charge 0.95% Class IB	$54.00	—	—	—	(29.14)%
	Highest contract charge 1.90% Class IB	$42.17	—	—	—	(29.81)%
	All contract charges	—	8,945	$368,130	0.15%
2021	Lowest contract charge 0.95% Class IB	$76.21	—	—	—	11.84%
	Highest contract charge 1.90% Class IB	$60.08	—	—	—	10.77%
	All contract charges	—	9,681	$565,488	—%
2020	Lowest contract charge 0.95% Class IB	$68.14	—	—	—	34.77%
	Highest contract charge 1.90% Class IB	$54.24	—	—	—	33.50%
	All contract charges	—	11,007	$578,770	0.09%
2019	Lowest contract charge 0.95% Class IB	$50.56	—	—	—	26.59%
	Highest contract charge 1.90% Class IB	$40.63	—	—	—	25.36%
	All contract charges	—	12,224	$480,449	0.16%

EQ/Aggressive Allocation
2023	Lowest contract charge 1.15% Class IB	$26.73	—	—	—	17.08%
	Highest contract charge 1.70% Class IB	$26.48	—	—	—	16.40%
	All contract charges	—	69,707	$1,865,162	1.33%
2022	Lowest contract charge 1.15% Class IB	$22.83	—	—	—	(19.30)%
	Highest contract charge 1.70% Class IB	$22.75	—	—	—	(19.72)%
	All contract charges	—	77,824	$1,784,905	0.84%
2021	Lowest contract charge 1.15% Class IB	$28.29	—	—	—	15.85%
	Highest contract charge 1.90% Class IB	$24.68	—	—	—	14.95%
	All contract charges	—	86,347	$2,461,893	3.96%
2020	Lowest contract charge 1.15% Class IB	$24.42	—	—	—	14.06%
	Highest contract charge 1.90% Class IB	$21.47	—	—	—	13.18%
	All contract charges	—	95,771	$2,365,155	2.74%
2019	Lowest contract charge 1.15% Class IB	$21.41	—	—	—	23.05%
	Highest contract charge 1.90% Class IB	$18.97	—	—	—	22.15%
	All contract charges	—	106,585	$2,315,011	1.52%

EQ/Aggressive Growth Strategy
2023	Lowest contract charge 0.95% Class IB	$13.27	—	—	—	17.02%
	Highest contract charge 1.70% Class IB	$12.92	—	—	—	16.29%
	All contract charges	—	52,231	$679,605	1.25%
2022	Lowest contract charge 0.95% Class IB	$11.34	—	—	—	(19.12)%
	Highest contract charge 1.80% Class IB	$11.09	—	—	—	(19.81)%
	All contract charges	—	60,311	$673,880	0.77%
2021	Lowest contract charge 0.95% Class IB	$14.02	—	—	—	15.68%
	Highest contract charge 1.80% Class IB	$13.83	—	—	—	14.77%
	All contract charges	—	68,528	$951,987	2.41%
2020	Lowest contract charge 0.95% Class IB	$12.12	—	—	—	15.54%
	Highest contract charge 1.80% Class IB	$12.05	—	—	—	14.87%
	All contract charges	—	77,125	$931,288	3.67%

EQ/Balanced Strategy
2023	Lowest contract charge 0.95% Class IB	$ 9.59	—	—	—	12.16%
	Highest contract charge 1.80% Class IB	$ 9.38	—	—	—	11.14%
	All contract charges	—	58,514	$707,867	1.48%
2022	Lowest contract charge 0.95% Class IB	$ 8.55	—	—	—	(16.34)%
	Highest contract charge 1.80% Class IB	$ 8.44	—	—	—	(17.01)%
	All contract charges	—	64,968	$700,599	0.89%
2021	Lowest contract charge 0.95% Class IB	$10.22	—	—	—	3.65%
	Highest contract charge 1.80% Class IB	$10.17	—	—	—	3.14%
	All contract charges	—	72,502	$937,593	2.44%
2020	Lowest contract charge 1.15% Class IB	$12.49	—	—	—	9.95%
	Highest contract charge 1.70% Class IB	$18.37	—	—	—	9.35%
	All contract charges	—	19,095	$361,244	1.77%
2019	Lowest contract charge 1.15% Class IB	$11.36	—	—	—	14.29%

FSA-56

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
	Highest contract charge 1.70% Class IB	$ 16.80	—	—	—	13.67%
	All contract charges	—	20,409	$353,245	1.45%

EQ/ClearBridge Select Equity Managed Volatility
2023	Lowest contract charge 1.20 % Class IB	$ 27.90	—	—	—	23.12%
	Highest contract charge 1.70% Class IB	$ 25.56	—	—	—	22.53%
	All contract charges	—	6,470	$171,686	0.58%
2022	Lowest contract charge 1.20 % Class IB	$ 22.66	—	—	—	(27.95)%
	Highest contract charge 1.70% Class IB	$ 20.86	—	—	—	(28.32)%
	All contract charges	—	7,289	$157,539	0.34%
2021	Lowest contract charge 1.20 % Class IB	$ 31.45	—	—	—	23.62%
	Highest contract charge 1.70% Class IB	$ 29.10	—	—	—	22.99%
	All contract charges	—	8,320	$250,293	0.41%
2020	Lowest contract charge 1.20 % Class IB	$ 25.44	—	—	—	34.46%
	Highest contract charge 1.70% Class IB	$ 23.66	—	—	—	33.82%
	All contract charges	—	9,185	$224,113	0.02%
2019	Lowest contract charge 1.20 % Class IB	$ 18.92	—	—	—	31.94%
	Highest contract charge 1.70% Class IB	$ 17.68	—	—	—	31.25%
	All contract charges	—	9,351	$170,030	0.35%

EQ/Common Stock Index
2023	Lowest contract charge 0.95% Class IB	$954.89	—	—	—	23.95%
	Highest contract charge 1.90% Class IB	$601.84	—	—	—	22.76%
	All contract charges	—	10,967	$766,456	1.09%
2022	Lowest contract charge 0.95% Class IB	$770.40	—	—	—	(20.25)%
	Highest contract charge 1.90% Class IB	$490.24	—	—	—	(21.02)%
	All contract charges	—	12,281	$693,565	0.75%
2021	Lowest contract charge 0.95% Class IB	$966.07	—	—	—	23.74%
	Highest contract charge 1.90% Class IB	$620.70	—	—	—	22.56%
	All contract charges	—	13,807	$983,517	0.67%
2020	Lowest contract charge 0.95% Class IB	$780.71	—	—	—	18.63%
	Highest contract charge 1.90% Class IB	$506.46	—	—	—	17.50%
	All contract charges	—	15,378	$891,433	1.10%
2019	Lowest contract charge 0.95% Class IB	$658.08	—	—	—	28.99%
	Highest contract charge 1.90% Class IB	$431.04	—	—	—	27.76%
	All contract charges	—	17,160	$842,997	1.41%

EQ/Conservative Allocation
2023	Lowest contract charge 1.15% Class IB	$ 13.76	—	—	—	6.75%
	Highest contract charge 1.80% Class IB	$ 12.06	—	—	—	5.98%
	All contract charges	—	41,181	$548,090	2.22%
2022	Lowest contract charge 0.95% Class IB	$ 13.39	—	—	—	(13.45)%
	Highest contract charge 1.80% Class IB	$ 11.38	—	—	—	(14.18)%
	All contract charges	—	48,066	$601,035	1.36%
2021	Lowest contract charge 0.95% Class IB	$ 15.47	—	—	—	1.78%
	Highest contract charge 1.80% Class IB	$ 13.26	—	—	—	0.84%
	All contract charges	—	54,505	$791,438	1.35%
2020	Lowest contract charge 0.95% Class IB	$ 15.20	—	—	—	6.29%
	Highest contract charge 1.80% Class IB	$ 13.15	—	—	—	5.45%
	All contract charges	—	61,344	$879,858	1.76%
2019	Lowest contract charge 0.95% Class IB	$ 14.30	—	—	—	8.17%
	Highest contract charge 1.80% Class IB	$ 12.47	—	—	—	7.22%
	All contract charges	—	62,969	$853,549	1.61%

EQ/Conservative Growth Strategy
2023	Lowest contract charge 1.30% Class IB	$ 17.07	—	—	—	10.13%
	Highest contract charge 1.70% Class IB	$ 16.09	—	—	—	9.68%
	All contract charges	—	5,420	$90,585	1.53%
2022	Lowest contract charge 1.30% Class IB	$ 15.50	—	—	—	(15.62)%
	Highest contract charge 1.70% Class IB	$ 14.67	—	—	—	(15.98)%

FSA-57

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
	All contract charges	—	5,931	$90,193	0.91%
2021	Lowest contract charge 1.30% Class IB	$18.37	—	—	—	5.70%
	Highest contract charge 1.70% Class IB	$17.46	—	—	—	5.31%
	All contract charges	—	6,683	$120,625	1.47%
2020	Lowest contract charge 1.30% Class IB	$17.38	—	—	—	8.49%
	Highest contract charge 1.70% Class IB	$16.58	—	—	—	8.01%
	All contract charges	—	7,478	$127,913	1.62%
2019	Lowest contract charge 1.30% Class IB	$16.02	—	—	—	11.87%
	Highest contract charge 1.70% Class IB	$15.35	—	—	—	11.47%
	All contract charges	—	8,175	$129,062	1.43%

EQ/Conservative Strategy
2023	Lowest contract charge 1.30% Class IB	$12.88	—	—	—	6.89%
	Highest contract charge 1.70% Class IB	$12.14	—	—	—	6.49%
	All contract charges	—	3,823	$48,308	1.57%
2022	Lowest contract charge 1.30% Class IB	$12.05	—	—	—	(13.37)%
	Highest contract charge 1.70% Class IB	$11.40	—	—	—	(13.77)%
	All contract charges	—	4,416	$52,231	0.97%
2021	Lowest contract charge 1.30% Class IB	$13.91	—	—	—	1.09%
	Highest contract charge 1.70% Class IB	$13.22	—	—	—	0.69%
	All contract charges	—	4,773	$65,273	0.99%
2020	Lowest contract charge 1.30% Class IB	$13.76	—	—	—	5.93%
	Highest contract charge 1.70% Class IB	$13.13	—	—	—	5.55%
	All contract charges	—	5,442	$73,714	1.43%
2019	Lowest contract charge 1.30% Class IB	$12.99	—	—	—	7.53%
	Highest contract charge 1.70% Class IB	$12.44	—	—	—	7.06%
	All contract charges	—	5,669	$72,659	1.46%

EQ/Conservative-Plus Allocation
2023	Lowest contract charge 1.15% Class IB	$16.63	—	—	—	9.62%
	Highest contract charge 1.80% Class IB	$14.59	—	—	—	8.96%
	All contract charges	—	35,043	$571,068	1.91%
2022	Lowest contract charge 1.15% Class IB	$15.17	—	—	—	(15.53)%
	Highest contract charge 1.80% Class IB	$13.39	—	—	—	(16.10)%
	All contract charges	—	41,111	$613,207	1.19%
2021	Lowest contract charge 1.15% Class IB	$17.96	—	—	—	5.52%
	Highest contract charge 1.90% Class IB	$15.67	—	—	—	4.68%
	All contract charges	—	47,783	$846,470	2.03%
2020	Lowest contract charge 1.15% Class IB	$17.02	—	—	—	5.32%
	Highest contract charge 1.90% Class IB	$14.97	—	—	—	5.32%
	All contract charges	—	52,041	$876,744	1.99%
2019	Lowest contract charge 0.95% Class IB	$16.16	—	—	—	12.38%
	Highest contract charge 1.90% Class IB	$13.87	—	—	—	11.32%
	All contract charges	—	57,546	$894,482	1.55%

EQ/Core Bond Index
2023	Lowest contract charge 0.25% Class IB	$10.43	—	—	—	4.30%
	Highest contract charge 1.90% Class IB	$11.92	—	—	—	2.58%
	All contract charges	—	74,589	$845,832	2.03%
2022	Lowest contract charge 0.25% Class IB	$10.00	—	—	—	(9.01)%
	Highest contract charge 1.90% Class IB	$11.62	—	—	—	(10.48)%
	All contract charges	—	81,575	$896,983	1.52%
2021	Lowest contract charge 0.25% Class IB	$10.99	—	—	—	(2.31)%
	Highest contract charge 1.90% Class IB	$12.98	—	—	—	(3.92)%
	All contract charges	—	93,495	$1,143,704	1.40%
2020	Lowest contract charge 0.25% Class IB	$11.25	—	—	—	5.83%
	Highest contract charge 1.90% Class IB	$13.51	—	—	—	4.00%
	All contract charges	—	94,790	$1,203,132	1.45%
2019	Lowest contract charge 0.25% Class IB	$10.63	—	—	—	5.98%

FSA-58

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	4.25%
	All contract charges	—	99,658	$1,209,861	1.85%

EQ/Equity 500 Index
2023	Lowest contract charge 0.25% Class IB	$21.19	—	—	—	25.31%
	Highest contract charge 1.90% Class IB	$86.14	—	—	—	23.20%
	All contract charges	—	35,161	$2,019,244	1.06%
2022	Lowest contract charge 0.65% Class IB	$36.72	—	—	—	(19.07)%
	Highest contract charge 1.90% Class IB	$69.92	—	—	—	(20.08)%
	All contract charges	—	39,020	$1,814,260	1.02%
2021	Lowest contract charge 0.25% Class IB	$20.81	—	—	—	27.59%
	Highest contract charge 1.90% Class IB	$87.49	—	—	—	25.54%
	All contract charges	—	42,460	$2,472,655	0.83%
2020	Lowest contract charge 0.25% Class IB	$16.31	—	—	—	17.51%
	Highest contract charge 1.90% Class IB	$69.69	—	—	—	15.53%
	All contract charges	—	46,574	$2,159,356	1.25%
2019	Lowest contract charge 0.25% Class IB	$13.88	—	—	—	30.33%
	Highest contract charge 1.90% Class IB	$60.32	—	—	—	28.20%
	All contract charges	—	51,195	$2,056,845	1.55%

EQ/Franklin Small Cap Value Managed Volatility
2023	Lowest contract charge 0.95% Class IB	$23.87	—	—	—	12.97%
	Highest contract charge 1.70% Class IB	$20.93	—	—	—	12.10%
	All contract charges	—	3,966	$86,152	1.09%
2022	Lowest contract charge 0.95% Class IB	$21.13	—	—	—	(17.88)%
	Highest contract charge 1.70% Class IB	$18.67	—	—	—	(18.47)%
	All contract charges	—	4,392	$84,928	0.42%
2021	Lowest contract charge 0.95% Class IB	$25.73	—	—	—	18.52%
	Highest contract charge 1.70% Class IB	$22.90	—	—	—	17.56%
	All contract charges	—	4,799	$113,613	0.34%
2020	Lowest contract charge 0.95% Class IB	$21.71	—	—	—	11.22%
	Highest contract charge 1.70% Class IB	$19.48	—	—	—	10.43%
	All contract charges	—	5,430	$109,060	0.73%
2019	Lowest contract charge 0.95% Class IB	$19.52	—	—	—	24.33%
	Highest contract charge 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	5,956	$108,127	0.89%

EQ/Global Equity Managed Volatility
2023	Lowest contract charge 0.95% Class IB	$38.31	—	—	—	20.21%
	Highest contract charge 1.90% Class IB	$29.71	—	—	—	19.03%
	All contract charges	—	15,866	$634,380	0.85%
2022	Lowest contract charge 0.95% Class IB	$31.87	—	—	—	(21.71)%
	Highest contract charge 1.90% Class IB	$24.96	—	—	—	(22.46)%
	All contract charges	—	18,044	$603,205	0.34%
2021	Lowest contract charge 0.95% Class IB	$40.71	—	—	—	14.81%
	Highest contract charge 1.90% Class IB	$32.19	—	—	—	13.71%
	All contract charges	—	19,753	$847,215	0.87%
2020	Lowest contract charge 0.95% Class IB	$35.46	—	—	—	13.18%
	Highest contract charge 1.90% Class IB	$28.31	—	—	—	12.12%
	All contract charges	—	22,009	$826,373	0.64%
2019	Lowest contract charge 0.95% Class IB	$31.33	—	—	—	24.08%
	Highest contract charge 1.90% Class IB	$25.25	—	—	—	22.87%
	All contract charges	—	24,550	$818,538	1.31%

EQ/Growth Strategy
2023	Lowest contract charge 1.30% Class IB	$25.36	—	—	—	15.01%
	Highest contract charge 1.70% Class IB	$23.90	—	—	—	14.52%
	All contract charges	—	20,279	$502,860	1.35%
2022	Lowest contract charge 1.30% Class IB	$22.05	—	—	—	(18.51)%

FSA-59

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
	Highest contract charge 1.70% Class IB	$20.87	—	—	—	(18.83)%
	All contract charges	—	22,388	$483,549	0.83%
2021	Lowest contract charge 1.30% Class IB	$27.06	—	—	—	12.84%
	Highest contract charge 1.70% Class IB	$25.71	—	—	—	12.37%
	All contract charges	—	24,608	$653,258	2.16%
2020	Lowest contract charge 1.30% Class IB	$23.98	—	—	—	12.16%
	Highest contract charge 1.70% Class IB	$22.88	—	—	—	11.72%
	All contract charges	—	28,021	$660,290	2.02%
2019	Lowest contract charge 1.30% Class IB	$21.38	—	—	—	18.65%
	Highest contract charge 1.70% Class IB	$20.48	—	—	—	18.18%
	All contract charges	—	30,330	$638,273	1.47%

EQ/Intermediate Government Bond
2023	Lowest contract charge 1.20% Class IB	$19.70	—	—	—	2.60%
	Highest contract charge 1.70% Class IB	$16.69	—	—	—	2.14%
	All contract charges	—	8,542	$109,157	2.59%
2022	Lowest contract charge 1.20% Class IB	$19.20	—	—	—	(8.75)%
	Highest contract charge 1.70% Class IB	$16.34	—	—	—	(9.22)%
	All contract charges	—	9,603	$120,147	0.92%
2021	Lowest contract charge 1.20% Class IB	$21.04	—	—	—	(3.31)%
	Highest contract charge 1.70% Class IB	$18.00	—	—	—	(3.79)%
	All contract charges	—	10,441	$142,574	0.70%
2020	Lowest contract charge 1.20% Class IB	$21.76	—	—	—	3.08%
	Highest contract charge 1.70% Class IB	$18.71	—	—	—	2.52%
	All contract charges	—	11,087	$155,014	0.94%
2019	Lowest contract charge 1.20% Class IB	$21.11	—	—	—	2.93%
	Highest contract charge 1.70% Class IB	$18.25	—	—	—	2.41%
	All contract charges	—	11,646	$158,442	1.54%

EQ/International Core Managed Volatility
2023	Lowest contract charge 0.95% Class IB	$19.24	—	—	—	15.69%
	Highest contract charge 1.90% Class IB	$15.17	—	—	—	14.58%
	All contract charges	—	33,873	$635,073	1.69%
2022	Lowest contract charge 0.95% Class IB	$16.63	—	—	—	(14.94)%
	Highest contract charge 1.90% Class IB	$13.24	—	—	—	(15.72)%
	All contract charges	—	38,749	$631,266	1.20%
2021	Lowest contract charge 0.95% Class IB	$19.55	—	—	—	8.97%
	Highest contract charge 1.90% Class IB	$15.71	—	—	—	7.90%
	All contract charges	—	42,706	$822,188	2.23%
2020	Lowest contract charge 0.95% Class IB	$17.94	—	—	—	7.43%
	Highest contract charge 1.90% Class IB	$14.56	—	—	—	6.43%
	All contract charges	—	47,079	$835,399	1.39%
2019	Lowest contract charge 0.95% Class IB	$16.70	—	—	—	21.28%
	Highest contract charge 1.90% Class IB	$13.68	—	—	—	20.11%
	All contract charges	—	50,913	$845,098	1.94%

EQ/International Equity Index
2023	Lowest contract charge 0.95% Class IB	$21.54	—	—	—	17.96%
	Highest contract charge 1.90% Class IB	$16.33	—	—	—	16.81%
	All contract charges	—	28,788	$530,169	2.80%
2022	Lowest contract charge 0.95% Class IB	$18.26	—	—	—	(12.76)%
	Highest contract charge 1.90% Class IB	$13.98	—	—	—	(13.60)%
	All contract charges	—	32,388	$508,426	2.44%
2021	Lowest contract charge 0.95% Class IB	$20.93	—	—	—	9.87%
	Highest contract charge 1.90% Class IB	$16.18	—	—	—	8.88%
	All contract charges	—	35,331	$638,935	3.15%
2020	Lowest contract charge 0.95% Class IB	$19.05	—	—	—	2.86%
	Highest contract charge 1.90% Class IB	$14.86	—	—	—	1.85%
	All contract charges	—	37,733	$624,418	1.95%

FSA-60

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2019	Lowest contract charge 0.95% Class IB	$18.52	—	—	—	20.97%
	Highest contract charge 1.90% Class IB	$14.59	—	—	—	19.79%
	All contract charges	—	40,233	$650,622	2.81%

EQ/International Value Managed Volatility
2023	Lowest contract charge 0.95% Class IB	$27.81	—	—	—	17.49%
	Highest contract charge 1.90% Class IB	$21.51	—	—	—	16.40%
	All contract charges	—	13,819	$292,406	2.02%
2022	Lowest contract charge 0.95% Class IB	$23.67	—	—	—	(14.49)%
	Highest contract charge 1.90% Class IB	$18.48	—	—	—	(15.31)%
	All contract charges	—	15,974	$288,950	1.54%
2021	Lowest contract charge 0.95% Class IB	$27.68	—	—	—	9.28%
	Highest contract charge 1.90% Class IB	$21.82	—	—	—	8.23%
	All contract charges	—	17,374	$369,184	2.10%
2020	Lowest contract charge 0.95% Class IB	$25.33	—	—	—	3.18%
	Highest contract charge 1.90% Class IB	$20.16	—	—	—	2.18%
	All contract charges	—	19,211	$376,250	1.37%
2019	Lowest contract charge 0.95% Class IB	$24.55	—	—	—	21.53%
	Highest contract charge 1.90% Class IB	$19.73	—	—	—	20.30%
	All contract charges	—	20,434	$389,696	2.25%

EQ/Janus Enterprise
2023	Lowest contract charge 1.20% Class IB	$42.31	—	—	—	15.60%
	Highest contract charge 1.80% Class IB	$37.77	—	—	—	14.94%
	All contract charges	—	9,227	$370,960	0.03%
2022	Lowest contract charge 1.20% Class IB	$36.60	—	—	—	(17.57)%
	Highest contract charge 1.80% Class IB	$32.86	—	—	—	(18.10)%
	All contract charges	—	10,318	$359,618	—%
2021	Lowest contract charge 1.20% Class IB	$44.40	—	—	—	15.44%
	Highest contract charge 1.80% Class IB	$40.12	—	—	—	14.73%
	All contract charges	—	11,571	$490,695	0.09%
2020	Lowest contract charge 1.20% Class IB	$38.46	—	—	—	13.08%
	Highest contract charge 1.80% Class IB	$34.97	—	—	—	16.68%
	All contract charges	—	13,085	$482,107	—%
2019	Lowest contract charge 0.95% Class IB	$34.01	—	—	—	35.17%
	Highest contract charge 1.80% Class IB	$29.97	—	—	—	34.03%
	All contract charges	—	14,781	$464,970	0.02%

EQ/Large Cap Core Managed Volatility
2023	Lowest contract charge 0.95% Class IB	$34.54	—	—	—	22.74%
	Highest contract charge 1.90% Class IB	$27.15	—	—	—	21.59%
	All contract charges	—	36,898	$1,281,305	1.70%
2022	Lowest contract charge 0.95% Class IB	$28.14	—	—	—	(19.16)%
	Highest contract charge 1.90% Class IB	$22.33	—	—	—	(19.94)%
	All contract charges	—	41,844	$1,189,724	0.01%
2021	Lowest contract charge 0.95% Class IB	$34.81	—	—	—	26.12%
	Highest contract charge 1.90% Class IB	$27.89	—	—	—	24.90%
	All contract charges	—	47,344	$1,673,964	0.39%
2020	Lowest contract charge 0.95% Class IB	$27.60	—	—	—	15.14%
	Highest contract charge 1.90% Class IB	$22.33	—	—	—	14.04%
	All contract charges	—	54,025	$1,521,282	0.67%
2019	Lowest contract charge 0.95% Class IB	$23.97	—	—	—	28.73%
	Highest contract charge 1.90% Class IB	$19.58	—	—	—	27.56%
	All contract charges	—	61,048	$1,500,468	1.26%

EQ/Large Cap Growth Index
2023	Lowest contract charge 0.95% Class IB	$40.64	—	—	—	40.23%
	Highest contract charge 1.90% Class IB	$32.04	—	—	—	38.88%
	All contract charges	—	16,884	$825,562	0.23%

FSA-61

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2022	Lowest contract charge 0.95% Class IB	$28.98	—	—	—	(30.22)%
	Highest contract charge 1.90% Class IB	$23.07	—	—	—	(30.89)%
	All contract charges	—	18,705	$653,245	0.23%
2021	Lowest contract charge 0.95% Class IB	$41.53	—	—	—	25.54%
	Highest contract charge 1.90% Class IB	$33.38	—	—	—	24.32%
	All contract charges	—	20,525	$1,032,907	0.05%
2020	Lowest contract charge 0.95% Class IB	$33.08	—	—	—	35.96%
	Highest contract charge 1.90% Class IB	$26.85	—	—	—	34.72%
	All contract charges	—	23,401	$942,452	0.31%
2019	Lowest contract charge 0.95% Class IB	$24.33	—	—	—	34.05%
	Highest contract charge 1.90% Class IB	$19.93	—	—	—	32.78%
	All contract charges	—	25,891	$761,788	0.62%

EQ/Large Cap Growth Managed Volatility
2023	Lowest contract charge 0.95% Class IB	$70.64	—	—	—	37.67%
	Highest contract charge 1.90% Class IB	$54.63	—	—	—	36.34%
	All contract charges	—	48,339	$2,733,737	0.40%
2022	Lowest contract charge 0.95% Class IB	$51.31	—	—	—	(31.25)%
	Highest contract charge 1.90% Class IB	$40.07	—	—	—	(31.90)%
	All contract charges	—	55,347	$2,285,075	0.07%
2021	Lowest contract charge 0.95% Class IB	$74.63	—	—	—	23.19%
	Highest contract charge 1.90% Class IB	$58.84	—	—	—	22.00%
	All contract charges	—	60,736	$3,665,931	—%
2020	Lowest contract charge 0.95% Class IB	$60.58	—	—	—	30.76%
	Highest contract charge 1.90% Class IB	$48.23	—	—	—	29.51%
	All contract charges	—	69,378	$3,415,896	0.08%
2019	Lowest contract charge 0.95% Class IB	$46.33	—	—	—	32.45%
	Highest contract charge 1.90% Class IB	$37.24	—	—	—	31.17%
	All contract charges	—	80,958	$3,062,781	0.42%

EQ/Large Cap Value Index
2023	Lowest contract charge 0.95% Class IB	$17.06	—	—	—	9.71%
	Highest contract charge 1.80% Class IB	$14.58	—	—	—	8.72%
	All contract charges	—	28,157	$435,350	1.57%
2022	Lowest contract charge 0.95% Class IB	$15.55	—	—	—	(9.12)%
	Highest contract charge 1.80% Class IB	$13.41	—	—	—	(9.88)%
	All contract charges	—	31,276	$443,233	1.43%
2021	Lowest contract charge 0.95% Class IB	$17.11	—	—	—	23.09%
	Highest contract charge 1.80% Class IB	$14.88	—	—	—	22.07%
	All contract charges	—	32,203	$504,466	1.24%
2020	Lowest contract charge 0.95% Class IB	$13.90	—	—	—	1.24%
	Highest contract charge 1.80% Class IB	$12.19	—	—	—	0.41%
	All contract charges	—	34,205	$437,592	1.92%
2019	Lowest contract charge 0.95% Class IB	$13.73	—	—	—	24.48%
	Highest contract charge 1.80% Class IB	$12.14	—	—	—	23.37%
	All contract charges	—	35,596	$452,361	2.21%

EQ/Large Cap Value Managed Volatility
2023	Lowest contract charge 0.95% Class IB	$35.95	—	—	—	12.87%
	Highest contract charge 1.90% Class IB	$27.99	—	—	—	11.83%
	All contract charges	—	66,327	$1,912,970	1.58%
2022	Lowest contract charge 0.95% Class IB	$31.85	—	—	—	(12.43)%
	Highest contract charge 1.90% Class IB	$25.03	—	—	—	(13.27)%
	All contract charges	—	74,638	$1,916,339	1.23%
2021	Lowest contract charge 0.95% Class IB	$36.37	—	—	—	23.62%
	Highest contract charge 1.90% Class IB	$28.86	—	—	—	22.44%
	All contract charges	—	84,368	$2,486,197	0.92%
2020	Lowest contract charge 0.95% Class IB	$29.42	—	—	—	4.70%

FSA-62

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
	Highest contract charge 1.90% Class IB	$23.57	—	—	—	3.70%
	All contract charges	—	95,285	$2,282,650	1.55%
2019	Lowest contract charge 0.95% Class IB	$28.10	—	—	—	24.23%
	Highest contract charge 1.90% Class IB	$22.73	—	—	—	23.06%
	All contract charges	—	104,459	$2,402,265	1.90%

EQ/Mid Cap Index
2023	Lowest contract charge 0.95% Class IB	$36.20	—	—	—	14.67%
	Highest contract charge 1.90% Class IB	$28.91	—	—	—	13.55%
	All contract charges	—	20,441	$720,217	1.00%
2022	Lowest contract charge 0.95% Class IB	$31.57	—	—	—	(14.44)%
	Highest contract charge 1.90% Class IB	$25.46	—	—	—	(15.25)%
	All contract charges	—	22,533	$695,851	0.93%
2021	Lowest contract charge 0.95% Class IB	$36.90	—	—	—	22.71%
	Highest contract charge 1.90% Class IB	$30.04	—	—	—	21.52%
	All contract charges	—	25,300	$917,623	0.61%
2020	Lowest contract charge 0.95% Class IB	$30.07	—	—	—
	Highest contract charge 1.90% Class IB	$24.72	—	—	—	11.78%
	All contract charges	—	28,759	$854,295	0.99%	10.70
2019	Lowest contract charge 0.95% Class IB	$26.90	—	—	—
	Highest contract charge 1.90% Class IB	$22.33	—	—	—	24.19%
	All contract charges	—	31,480	$839,770	1.09%	23.03

EQ/Mid Cap Value Managed Volatility
2023	Lowest contract charge 0.95% Class IB	$44.04	—	—	—	12.12%
	Highest contract charge 1.90% Class IB	$34.06	—	—	—	11.05%
	All contract charges	—	23,933	$859,444	1.42%
2022	Lowest contract charge 0.95% Class IB	$39.28	—	—	—	(15.38)%
	Highest contract charge 1.90% Class IB	$30.67	—	—	—	(16.20)%
	All contract charges	—	26,583	$855,741	0.90%
2021	Lowest contract charge 0.95% Class IB	$46.42	—	—	—	26.18%
	Highest contract charge 1.90% Class IB	$36.60	—	—	—	25.00%
	All contract charges	—	29,794	$1,138,530	0.55%
2020	Lowest contract charge 0.95% Class IB	$36.79	—	—	—	3.99%
	Highest contract charge 1.90% Class IB	$29.28	—	—	—	2.95%
	All contract charges	—	34,011	$1,035,487	1.15%
2019	Lowest contract charge 0.95% Class IB	$35.38	—	—	—	25.37%
	Highest contract charge 1.90% Class IB	$28.44	—	—	—	24.19%
	All contract charges	—	36,718	$1,080,689	1.35%

EQ/Moderate Allocation
2023	Lowest contract charge 0.95% Class IB	$86.03	—	—	—	11.29%
	Highest contract charge 1.90% Class IB	$59.69	—	—	—	10.23%
	All contract charges	—	112,111	$2,576,155	1.83%
2022	Lowest contract charge 0.95% Class IB	$77.30	—	—	—	(16.27)%
	Highest contract charge 1.90% Class IB	$54.15	—	—	—	(17.08)%
	All contract charges	—	129,569	$2,692,536	1.18%
2021	Lowest contract charge 0.95% Class IB	$92.32	—	—	—	7.39%
	Highest contract charge 1.90% Class IB	$65.30	—	—	—	6.37%
	All contract charges	—	149,083	$3,712,566	2.49%
2020	Lowest contract charge 0.95% Class IB	$85.97	—	—	—	10.20%
	Highest contract charge 1.90% Class IB	$61.39	—	—	—	9.14%
	All contract charges	—	167,054	$3,883,608	2.15%
2019	Lowest contract charge 0.95% Class IB	$78.01	—	—	—	14.43%
	Highest contract charge 1.90% Class IB	$56.25	—	—	—	13.34%
	All contract charges	—	186,084	$3,949,020	1.56%

EQ/Moderate Growth Strategy
2023	Lowest contract charge 1.30% Class IB	$22.62	—	—	—	13.38%

FSA-63

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
	Highest contract charge 1.70% Class IB	$21.31	—	—	—	12.87%
	All contract charges	—	22,739	$504,618	1.41%
2022	Lowest contract charge 1.30% Class IB	$19.95	—	—	—	(17.56)%
	Highest contract charge 1.70% Class IB	$18.88	—	—	—	(17.88)%
	All contract charges	—	25,284	$495,590	0.87%
2021	Lowest contract charge 1.30% Class IB	$24.20	—	—	—	10.45%
	Highest contract charge 1.70% Class IB	$22.99	—	—	—	10.00%
	All contract charges	—	27,929	$665,003	1.93%
2020	Lowest contract charge 1.30% Class IB	$21.91	—	—	—	10.94%
	Highest contract charge 1.70% Class IB	$20.90	—	—	—	10.47%
	All contract charges	—	31,171	$673,042	1.87%
2019	Lowest contract charge 1.30% Class IB	$19.75	—	—	—	16.45%
	Highest contract charge 1.70% Class IB	$18.92	—	—	—	15.93%
	All contract charges	—	34,497	$672,323	1.45%

EQ/Moderate-Plus Allocation
2023	Lowest contract charge 0.95% Class IB	$23.66	—	—	—	14.24%
	Highest contract charge 1.80% Class IB	$19.93	—	—	—	13.24%
	All contract charges	—	213,108	$4,898,464	1.57%
2022	Lowest contract charge 0.95% Class IB	$20.71	—	—	—	(17.85)%
	Highest contract charge 1.90% Class IB	$17.27	—	—	—	(18.61)%
	All contract charges	—	243,979	$4,935,225	1.01%
2021	Lowest contract charge 0.95% Class IB	$25.21	—	—	—	11.60%
	Highest contract charge 1.90% Class IB	$21.22	—	—	—	10.52%
	All contract charges	—	275,112	$6,808,438	3.34%
2020	Lowest contract charge 0.95% Class IB	$22.59	—	—	—	13.01%
	Highest contract charge 1.80% Class IB	$19.53	—	—	—	12.05%
	All contract charges	—	305,621	$6,813,647	2.46%
2019	Lowest contract charge 0.95% Class IB	$19.99	—	—	—	18.85%
	Highest contract charge 1.80% Class IB	$17.43	—	—	—	17.85%
	All contract charges	—	340,412	$6,751,187	1.52%

EQ/Money Market
2023	Lowest contract charge 0.00% Class IB	$48.62	—	—	—	4.47%
	Highest contract charge 1.80% Class IB	$22.49	—	—	—	2.60%
	All contract charges	—	147,519	$803,693	4.33%
2022	Lowest contract charge 0.00% Class IB	$46.54	—	—	—	1.09%
	Highest contract charge 1.80% Class IB	$21.92	—	—	—	(0.72)%
	All contract charges	—	166,801	$809,120	1.10%
2021	Lowest contract charge 0.00% Class IB	$46.04	—	—	—	0.17%
	Highest contract charge 1.80% Class IB	$22.08	—	—	—	(1.65)%
	All contract charges	—	189,937	$814,808	—%
2020	Lowest contract charge 0.00% Class IB	$45.96	—	—	—	0.22%
	Highest contract charge 1.80% Class IB	$22.45	—	—	—	(1.58)%
	All contract charges	—	243,071	$892,706	0.18%
2019	Lowest contract charge 0.00% Class IB	$45.86	—	—	—	1.51%
	Highest contract charge 1.80% Class IB	$22.81	—	—	—	(0.31)%
	All contract charges	—	179,767	$747,015	1.50%

EQ/Quality Bond PLUS
2023	Lowest contract charge 1.20% Class IB	$16.53	—	—	—	2.99%
	Highest contract charge 1.90% Class IB	$13.33	—	—	—	2.22%
	All contract charges	—	46,056	$546,457	2.09%
2022	Lowest contract charge 1.20% Class IB	$16.05	—	—	—	(11.28)%
	Highest contract charge 1.90% Class IB	$13.04	—	—	—	(11.89)%
	All contract charges	—	49,245	$569,732	0.62%
2021	Lowest contract charge 1.20% Class IB	$18.09	—	—	—	(3.31)%
	Highest contract charge 1.90% Class IB	$14.80	—	—	—	(3.96)%
	All contract charges	—	56,485	$737,831	0.75%

FSA-64

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2023

7.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2020	Lowest contract charge 1.20% Class IB	$18.71	—	—	—	4.70%
	Highest contract charge 1.90% Class IB	$15.41	—	—	—	3.91%
	All contract charges	—	58,370	$791,802	1.28%
2019	Lowest contract charge 1.20% Class IB	$17.87	—	—	—	4.38%
	Highest contract charge 1.90% Class IB	$14.83	—	—	—	3.63%
	All contract charges	—	61,934	$803,701	1.54%

EQ/Small Company Index
2023	Lowest contract charge 0.95% Class IB	$46.59	—	—	—	15.69%
	Highest contract charge 1.90% Class IB	$36.26	—	—	—	14.60%
	All contract charges	—	10,978	$410,839	1.14%
2022	Lowest contract charge 0.95% Class IB	$40.27	—	—	—	(20.57)%
	Highest contract charge 1.90% Class IB	$31.64	—	—	—	(21.35)%
	All contract charges	—	11,974	$389,166	0.87%
2021	Lowest contract charge 0.95% Class IB	$50.70	—	—	—	13.98%
	Highest contract charge 1.90% Class IB	$40.23	—	—	—	12.88%
	All contract charges	—	13,023	$535,599	0.60%
2020	Lowest contract charge 0.95% Class IB	$44.48	—	—	—	18.58%
	Highest contract charge 1.90% Class IB	$35.64	—	—	—	17.47%
	All contract charges	—	14,748	$535,408	1.02%
2019	Lowest contract charge 0.95% Class IB	$37.51	—	—	—	24.04%
	Highest contract charge 1.90% Class IB	$30.34	—	—	—	22.83%
	All contract charges	—	16,324	$501,743	1.07%

Multimanager Technology
2023	Lowest contract charge 0.95% Class IB	$70.36	—	—	—	48.13%
	Highest contract charge 1.80% Class IB	$58.21	—	—	—	46.85%
	All contract charges	—	10,669	$738,140	—%
2022	Lowest contract charge 0.95% Class IB	$47.50	—	—	—	(37.89)%
	Highest contract charge 1.80% Class IB	$39.64	—	—	—	(38.42)%
	All contract charges	—	11,606	$544,347	—%
2021	Lowest contract charge 0.95% Class IB	$76.48	—	—	—	19.69%
	Highest contract charge 1.80% Class IB	$64.37	—	—	—	18.65%
	All contract charges	—	12,821	$973,376	—%
2020	Lowest contract charge 0.95% Class IB	$63.90	—	—	—	51.82%
	Highest contract charge 1.80% Class IB	$54.25	—	—	—	50.53%
	All contract charges	—	14,867	$946,901	0.12%
2019	Lowest contract charge 0.95% Class IB	$42.09	—	—	—	36.57%
	Highest contract charge 1.80% Class IB	$36.04	—	—	—	35.39%
	All contract charges	—	16,416	$691,309	0.15%

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2023 through April 12, 2024, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-65